Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.4%)
Alabama (3.2%)
	Alabama GO	4.000%	11/1/2031	4,000	4,012
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	1,465	1,412
	Auburn University College & University Revenue	5.000%	6/1/2043	5,000	5,033
	Auburn University College & University Revenue	5.000%	6/1/2050	3,000	3,036
	Auburn University College & University Revenue	5.000%	6/1/2055	12,985	13,081
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	695	696
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	27,575	27,219
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,290	33,522
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,595	30,120
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	10,755	10,867
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	25,195	25,360
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	4,965	5,209
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	1,900	2,010
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	38,850	40,954
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	4,960	5,016
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	12,710	13,380
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	12,875	13,586
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	22,260	23,414
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,630	1,550
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,560	1,431
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2030	1,000	1,008
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	485	522
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	2,405	2,576
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	1,215	1,185
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,185	1,156
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	593
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	564
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	633
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	489
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	567
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	5,000	5,238
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	5,000	5,190
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,000	4,117
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	1,175	1,195
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	5,825	5,903
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	20,350	20,666
	Limestone County Water & Sewer Authority Water Revenue	4.250%	12/1/2054	1,450	1,251
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	1,685	1,756
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	7,005	7,018
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	430	431
	Oxford AL GO	5.000%	7/1/2052	3,750	3,754
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	36,695	38,768
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	3,810	3,954
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	31,990	32,276
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	12,315	12,371
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	2,000	1,988
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,215	1,293
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	12,280	12,694
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	29,425	30,926
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,610	1,699
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	5,665	6,024
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	2,225	2,362
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	32,115	34,500
	Tuscaloosa AL GO	3.000%	10/1/2050	3,000	2,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Alabama College & University Revenue	4.000%	7/1/2040	7,135	6,960
	University of Alabama College & University Revenue	4.000%	7/1/2041	7,420	7,053
	University of Alabama College & University Revenue	4.000%	7/1/2046	8,665	7,610
	University of Alabama College & University Revenue	4.000%	7/1/2047	5,000	4,344
	University of Alabama College & University Revenue	4.000%	7/1/2048	1,745	1,505
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2029	1,000	1,041
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2030	1,020	1,061
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,036
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2032	750	775
[1]	University of South Alabama College & University Revenue	5.000%	10/1/2033	1,435	1,480
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	2,120	2,154
					542,647
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,190	2,401
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	850	923
	Municipality of Anchorage AK GO	4.000%	9/1/2037	1,000	994
	Municipality of Anchorage AK GO	4.000%	9/1/2038	1,000	977
	Municipality of Anchorage AK GO	4.000%	9/1/2039	2,620	2,488
	Municipality of Anchorage AK GO	4.000%	9/1/2040	1,500	1,401
	Municipality of Anchorage AK GO	4.000%	9/1/2041	1,285	1,171
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	5,000	4,037
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	740	686
					15,078
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2036	1,500	1,600
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2037	2,235	2,365
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	1,610	1,427
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	505	441
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	4,660	3,562
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	952
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	1,000	942
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	500	464
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,591
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	605	670
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,964	4,818
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2054	2,000	1,920
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	4,000	122
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,000	153
	Arizona State University College & University Revenue	5.000%	7/1/2043	5,400	5,425
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/2051	5,020	3,071
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	1,035	860
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	4,810	4,842
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	330	330
[4]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,275	1,312
[4]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,024
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2048	1,350	1,198
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2041	1,275	1,096
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/2049	1,500	1,421
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/2049	3,500	3,211
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2055	11,535	8,934
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,350	1,390
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,056
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,023
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,500	1,505
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,750	2,746
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	220	224
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2033	200	205
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2034	200	204
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2035	250	252
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2037	250	248
[4]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	2,430	2,211
[4]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2045	3,500	3,597
	Peoria AZ GO	5.000%	7/15/2036	1,475	1,662
	Peoria AZ GO	5.000%	7/15/2037	3,100	3,455
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,100	2,180
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	2,990	3,092
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,350	3,449
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	3,440	3,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	3,000	3,362
[5]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	1,500	1,670
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	6,540	6,589
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	4,425	4,482
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,000	1,013
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2037	3,750	3,755
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2042	3,000	2,902
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	821
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	2,570	1,866
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	3,680	2,606
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	500	354
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,175	1,867
[1]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2042	1,700	1,771
[1]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2043	2,360	2,442
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/2032	1,035	1,040
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/2050	1,345	1,136
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	8,185	8,297
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	23,050	23,309
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	16,945	17,551
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/2037	3,060	3,179
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	2,340	2,311
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	2,165	2,123
[2]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	7,250	6,820
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2054	5,520	5,543
					201,586
Arkansas (0.0%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,480	1,565
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2042	1,000	1,010
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,000	1,005
	Rogers School District No. 30 GO	3.000%	2/1/2030	4,660	4,660
					8,240
California (7.5%)
[4,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/2052	9,000	4,948
[7]	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	6,740
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	5,752
	Antelope Valley Community College District GO	0.000%	8/1/2047	1,000	328
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,330	415
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,200	1,273
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	19,115	19,255
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	7,270	7,576
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	11,475	12,002
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	9,600	10,159
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	10,015	10,689
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	12,965	13,622
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	13,320	14,079
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	2,150	2,281
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	27,500	29,262
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	13,775	14,569
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	35,800	37,261
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	22,225	24,092
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	14,770	14,838
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	50,000	52,798
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	14,005	14,529
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	14,475	15,337
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	29,140	30,352
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	19,470	20,039
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	20,035	21,260
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	11,100	7,751
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,130	840
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	2,000	1,371
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	3,963
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	2,500	1,590
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,000	824
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,075	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	5,000	4,992
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	8,000	8,656
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	4,555	4,870
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	14,900	15,661
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	9,050	9,484
	California GO	3.000%	10/1/2036	5,400	4,899
	California GO	3.000%	10/1/2037	4,750	4,219
	California GO	3.000%	11/1/2040	4,500	3,721
	California GO	3.000%	11/1/2041	5,500	4,429
	California GO	5.000%	3/1/2055	4,800	4,916
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,435	7,035
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	3,700	3,776
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	4,335	4,485
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	3,785	4,153
	California Housing Finance Agency	4.000%	3/20/2033	9,389	9,459
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,628	6,576
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	13,928	12,995
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	13,174	12,275
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	1,765	1,757
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,522
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,500	7,261
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,406
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2046	7,370	7,550
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	16,725	17,076
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	7,245	6,802
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	6,385	6,580
[2]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	20,000	19,218
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,470	1,717
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	8,000	6,571
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,095	7,327
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	4,465	3,175
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	1,200	830
[2]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	1,550	1,597
	California Municipal Finance Authority Revenue	4.200%	8/1/2040	1,255	1,192
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	4,920	4,508
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	10,185	8,980
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	1,955	2,017
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,610	4,736
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	12,805	13,037
[7]	California State University College & University Revenue	5.000%	11/1/2044	11,135	11,560
	California State University College & University Revenue	4.000%	11/1/2049	2,300	2,008
[7]	California State University College & University Revenue	5.250%	11/1/2050	9,650	10,057
	California State University College & University Revenue	4.000%	11/1/2055	2,000	1,716
	California State University College & University Revenue PUT	3.125%	11/1/2026	1,000	1,002
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	835
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2058	2,500	2,409
[7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,006
[1]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,164
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	16,425	17,536
	Chaffey Joint Union High School District GO	4.000%	8/1/2052	5,025	4,309
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,100	1,101
[4]	Chula Vista Elementary School District COP	2.000%	9/1/2046	6,500	3,633
[4]	Chula Vista Elementary School District COP	2.000%	9/1/2051	3,500	1,777
	Clovis Unified School District GO	4.000%	8/1/2048	5,000	4,369
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,020
	Coast Community College District GO	3.000%	8/1/2039	4,300	3,630
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	10,000	6,249
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	4,505	3,816
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	1,870	1,182
	Downey Unified School District GO	3.000%	8/1/2046	5,720	4,219
	Downey Unified School District GO	3.000%	8/1/2047	6,240	4,535
[5]	El Camino Healthcare District GO	0.000%	8/1/2030	5,000	4,289
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,625	1,445
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	750	667
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,056
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,277
[2,8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,102	8,139
[8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	6,035	5,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,880	4,036
[8]	Freddie Mac Pool	3.600%	7/1/2040	3,958	3,574
	Fresno Unified School District GO	3.000%	8/1/2055	6,500	4,331
	Fullerton Joint Union High School District GO	4.000%	8/1/2048	1,795	1,568
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	4,955	4,228
	Gavilan Joint Community College District GO	3.000%	8/1/2045	8,215	6,103
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2051	3,500	2,402
	Glendale CA Community College District GO	0.000%	8/1/2033	1,405	1,046
[1]	Hayward Unified School District GO	5.000%	8/1/2040	7,070	7,221
	Irvine Unified School District GO	2.250%	9/1/2049	7,775	4,557
	Kern Community College District GO	3.000%	8/1/2046	4,890	3,642
[1]	Lake Tahoe Unified School District GO	5.000%	8/1/2054	3,230	3,290
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	1,000	890
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,026
	Long Beach CA Water Water Revenue	4.000%	5/1/2054	1,250	1,073
[4]	Long Beach Unified School District GO	0.000%	8/1/2033	500	378
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	8,065	8,380
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,155	1,219
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,800	1,138
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	1,000	842
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,750	1,826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	700	773
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	630	699
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	455
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	535	594
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	800	888
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	155	172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	90	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	510	566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	200	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	265	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	160	173
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	310	339
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	475	529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	925	1,030
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	300	334
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	921
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	335	358
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,315	2,484
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	810	896
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	265	293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	350	373
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,365	1,484
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	860	939
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	285	301
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	48
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	150	161
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	960	1,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	325	342
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	295	312
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	240	259
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	40	42
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,125	2,266
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	115	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	210	225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	110	118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	260	278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	255	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	150	159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	615	650
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	180	185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	830	866
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	265	277
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,450	2,557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	920	952
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,905	2,956
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	575	591
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	275	283
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	203
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	820	832
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	60	61
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,435	1,466
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	90	92
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,480	1,497
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,295	1,315
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,065	1,082
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	300	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	6,265	6,283
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	2,145	2,137
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,040	4,058
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,985	2,989
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,985	1,988
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	490	490
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,535	3,528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	13,655	13,544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	815	808
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	320	319
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,535	1,528
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,300	2,289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	9,080	9,036
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	1,480	1,473
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,725	1,716
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	300	332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	495	547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	88
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	278
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	355	395
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	685	761
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,330	1,483
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	120	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	570	628
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	300	335
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	500	545
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	125	139
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	140	149
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	32
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	490	520
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	415	435
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,150	2,293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	165	179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	75	79
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	97
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	220	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	64
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	740	773
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	175	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	700	732
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,175	2,282
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	645	677
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	260	275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	165
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	90	94
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	55	58
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	35	37
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,815	1,878
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	280	289
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	705	728
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,285	5,362
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	295	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	240	245
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	155	159
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	435	441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	700	712
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	185	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	395	402
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,415	1,433
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,640	1,661
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	130	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,160	1,162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	100	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,555	8,506
	Midpeninsula Regional Open Space District Field Employees Corp. GO	4.000%	3/1/2054	1,140	974
	Mount Diablo Unified School District GO	5.000%	8/1/2042	1,300	1,377
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	7,320	7,741
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	7,750	5,411
	Oakland CA GO	5.500%	7/15/2053	1,575	1,639
	Oakland CA GO	5.500%	7/15/2053	2,005	2,086
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,034
	Palomar Health GO	0.000%	8/1/2037	5,415	2,551
[4]	Palomar Health GO	7.000%	8/1/2038	10,000	10,900
	Poway Unified School District GO	0.000%	8/1/2051	14,500	3,801
	Riverside Community College District GO	4.000%	8/1/2054	1,000	857
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2033	4,345	4,373
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2034	4,000	4,012
	Romoland School District Special Tax Revenue	5.000%	9/1/2049	1,000	977
[5]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2028	15,815	14,094
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2050	7,655	6,755
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2051	5,935	5,221
	San Diego CA Unified School District GO	0.000%	7/1/2033	2,500	1,836
	San Diego CA Unified School District GO	0.000%	7/1/2035	3,605	2,372
	San Diego CA Unified School District GO	0.000%	7/1/2037	14,000	8,780
	San Diego CA Unified School District GO	5.000%	7/1/2041	475	528
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,055	1,160
	San Diego CA Unified School District GO	5.000%	7/1/2043	510	551
	San Diego CA Unified School District GO	5.000%	7/1/2044	645	691
	San Diego CA Unified School District GO	5.000%	7/1/2045	500	531
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	16,000	15,941
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,960	4,679
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	2,250	2,040
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,035	3,553
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	3,000	2,273
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,735	1,766
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	10,000	10,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	1,500	1,268
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	3,000	2,537
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	1,000	1,045
	San Francisco Unified School District GO	3.000%	6/15/2039	2,000	1,691
	San Francisco Unified School District GO	3.000%	6/15/2040	2,000	1,652
	San Francisco Unified School District GO	5.000%	6/15/2044	1,250	1,288
[4]	San Jacinto Unified School District COP	5.000%	9/1/2037	1,850	1,949
[4]	San Jacinto Unified School District COP	5.000%	9/1/2039	1,020	1,056
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	849
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	13,545	14,899
	San Juan Unified School District GO	4.000%	8/1/2049	1,995	1,719
	San Luis Coastal Unified School District GO	4.000%	8/1/2054	4,020	3,427
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/2047	5,165	5,457
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2045	5,500	5,545
[4]	Sanger Unified School District GO	3.000%	8/1/2044	2,000	1,520
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,500	2,295
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,264
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	3,618
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,585	1,236
[4]	Simi Valley Unified School District GO	0.000%	8/1/2029	1,495	1,341
	Solano County Community College District GO	3.000%	8/1/2050	3,100	2,120
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,855	5,177
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,175	7,507
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	4,710	5,210
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,295	7,417
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	2,500	2,649
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	470	477
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	7,545	7,727
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2050	5,445	5,592
	Southwestern Community College District GO	3.000%	8/1/2040	2,000	1,643
[7]	Southwestern Community College District GO	5.250%	8/1/2055	5,000	5,187
	State Center Community College District GO	3.000%	8/1/2039	2,600	2,192
	State Center Community College District GO	3.000%	8/1/2041	5,250	4,168
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	360	334
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2045	1,375	1,048
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2050	1,500	1,067
	University of California College & University Revenue	5.000%	5/15/2038	4,940	5,386
	University of California College & University Revenue	5.000%	5/15/2044	2,250	2,331
	University of California College & University Revenue	5.000%	5/15/2045	2,105	2,171
	University of California College & University Revenue	5.000%	5/15/2046	7,895	8,107
	University of California College & University Revenue	5.000%	5/15/2047	5,155	5,276
	University of California College & University Revenue	4.000%	5/15/2050	1,200	1,027
	University of California College & University Revenue	5.000%	5/15/2053	25,790	26,166
[4]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,249
[4]	Val Verde Unified School District GO	4.000%	8/1/2048	555	485
	Ventura Unified School District GO	4.250%	8/1/2051	1,635	1,489
					1,280,326
Colorado (2.1%)
[1]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	6,125	6,314
[1]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,895	4,006
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2031	1,515	1,519
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2038	1,370	1,334
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	1,000	969
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	3,165	3,212
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	3,170	3,210
	Adams County CO COP	4.000%	12/1/2054	1,000	826
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	7,130	7,373
	Arvada CO Water Revenue	5.000%	12/1/2054	11,000	11,121
	Aurora CO Water Revenue	4.000%	8/1/2054	3,855	3,184
	Berthoud CO COP	4.000%	12/1/2049	5,925	4,868
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	1,365	1,507
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	2,000	2,092
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,360	1,389
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,870	1,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boulder CO COP	5.000%	11/1/2043	3,615	3,731
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2046	2,850	2,488
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	7,000	6,030
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2050	1,180	985
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2048	1,300	1,315
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2053	2,650	2,654
[2]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	3,164	3,171
	Colorado COP	6.000%	12/15/2040	5,000	5,604
	Colorado COP	6.000%	12/15/2041	3,570	3,971
	Colorado COP	4.000%	3/15/2046	4,530	3,929
	Colorado COP	5.000%	11/1/2049	6,505	6,566
	Colorado COP	5.000%	11/1/2053	2,300	2,312
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/2038	1,000	1,013
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/2048	2,500	2,068
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2055	5,000	4,582
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2051	750	579
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2061	1,350	988
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	4,750	4,784
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,020	1,072
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,550	1,647
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	5,375	5,006
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,925	1,778
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,200	1,235
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,235	2,323
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	26,410	24,491
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,750	1,780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2042	1,500	1,252
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	2,000	2,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	20,850	17,129
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2051	7,960	5,345
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	8,900	7,460
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2054	9,665	9,488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2026	1,010	1,034
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,000	790
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	875	883
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/2050	785	788
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	1,770	1,999
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	6,000	6,084
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	1,000	1,038
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,170	1,228
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	1,665	1,733
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,180	1,218
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,094
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	2,000	2,022
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	4,300	3,664
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	4,000	4,087
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2053	15,675	16,032
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2043	1,295	1,302
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	1,250	1,275
[4]	Colorado Water Resources & Power Development Authority Sewer Revenue	5.000%	9/1/2055	1,730	1,729
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2042	1,600	1,681
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2043	1,630	1,701
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2044	1,085	1,126
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2054	9,645	9,770
	Denver City & County School District No. 1 GO	5.000%	12/1/2039	1,000	1,044
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	2,565	1,958
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,240	1,262
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	2,913
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	1,000	1,044
[2]	DIATC Metropolitan District GO	5.000%	12/1/2039	1,000	948
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2025	9,700	9,678
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,120	3,665
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	6,560	5,620
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,535	2,347
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2038	1,070	1,127
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2041	2,150	2,218
	Grand County School District No. 2 East Grand GO	4.000%	12/1/2039	1,390	1,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2042	1,000	1,033
[4]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	1,345	1,151
[4]	Gypsum CO Sewer Revenue	5.000%	12/1/2054	8,675	8,579
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	1,540	1,449
	Jefferson County School District R-1 GO	4.000%	12/15/2037	2,220	2,202
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,953	3,421
	Montrose CO COP	5.000%	12/1/2055	1,060	1,021
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/2052	12,800	10,642
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,023
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2035	1,860	1,960
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2036	2,850	2,985
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2038	4,440	4,579
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/2040	1,050	893
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2054	1,250	1,262
	University of Colorado College & University Revenue	4.125%	6/1/2045	1,000	917
	University of Colorado College & University Revenue	4.125%	6/1/2045	1,000	917
	University of Colorado College & University Revenue	4.000%	6/1/2048	4,900	4,252
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	849
	University of Colorado College & University Revenue	4.250%	6/1/2055	4,000	3,483
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2036	4,155	4,363
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	3,000	3,019
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	3,015	3,037
	Weld County School District No. Re-5J GO	4.000%	12/1/2045	4,670	4,094
[4]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/2052	1,000	978
					359,177
Connecticut (0.5%)
	Connecticut GO	3.000%	1/15/2033	1,090	1,042
	Connecticut GO	3.000%	6/1/2035	1,000	909
	Connecticut GO	4.000%	1/15/2036	9,230	9,370
	Connecticut GO	3.000%	6/1/2038	2,000	1,694
	Connecticut GO	3.000%	1/15/2039	4,710	3,892
[1]	Connecticut GO	5.000%	4/15/2039	5,050	5,224
	Connecticut GO	3.000%	1/15/2040	4,790	3,837
	Connecticut GO	3.000%	11/15/2042	1,600	1,242
	Connecticut GO	5.000%	3/15/2043	385	401
	Connecticut GO	3.000%	11/15/2043	1,000	762
	Connecticut GO	5.000%	3/15/2044	225	233
	Connecticut GO	5.000%	3/15/2045	215	222
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2045	1,460	1,470
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,710	2,683
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	3,500	3,793
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,635	2,904
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,250	2,276
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	6,500	6,527
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2040	8,160	7,755
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	2,670	2,766
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	1,430	1,477
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,750	1,661
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,500	1,401
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,925	2,653
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,300	1,165
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,830	1,620
	Metropolitan District GO	5.000%	7/15/2036	1,750	1,813
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,629
[2]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	3,961
	Norwalk Housing Authority	4.400%	9/1/2042	1,250	1,184
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.500%	10/1/2055	1,000	984
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.250%	10/1/2060	600	566
	University of Connecticut College & University Revenue	5.000%	8/15/2042	1,000	1,031
	University of Connecticut College & University Revenue	5.000%	8/15/2043	700	717
					82,864
Delaware (0.3%)
[2]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,931	7,907
	Delaware GO	4.000%	5/1/2041	13,700	13,268
	Delaware GO	4.000%	5/1/2043	13,140	12,281
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	1,000	994
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	310	308
	University of Delaware College & University Revenue	5.000%	11/1/2041	1,620	1,742
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,490	2,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,840	1,955
	University of Delaware College & University Revenue	5.000%	11/1/2043	1,000	1,054
	University of Delaware College & University Revenue	5.000%	11/1/2043	2,090	2,202
					44,388
District of Columbia (1.7%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	1,500	1,319
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2055	1,000	865
	District of Columbia College & University Revenue	5.000%	4/3/2035	5,475	5,901
	District of Columbia College & University Revenue	3.000%	4/1/2040	700	550
	District of Columbia College & University Revenue	3.000%	4/1/2041	750	573
	District of Columbia College & University Revenue	5.000%	4/1/2046	1,500	1,513
	District of Columbia GO	5.000%	10/15/2037	5,000	5,176
	District of Columbia GO	5.000%	10/15/2038	3,105	3,192
	District of Columbia GO	5.000%	6/1/2042	8,555	8,575
	District of Columbia GO	5.000%	6/1/2043	1,000	1,006
	District of Columbia GO	5.000%	10/15/2044	10,000	10,077
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	4,475	4,983
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,000	6,609
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	2,605	2,677
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	1,680	1,734
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	4,720	4,747
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	7,875	8,065
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	24,665	24,980
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	1,900	1,964
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2039	3,500	3,356
[7]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,000	1,038
[7]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,625	1,673
[7]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	1,500	1,540
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	1,250	1,235
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	1,300	1,276
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	1,000	964
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	2,000	1,995
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	1,735	1,513
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	39,740	32,927
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,300	11,025
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	28,554
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	472
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2040	1,170	1,072
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	1,400	1,236
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	4,000	3,937
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	2,540	2,471
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	4,000	3,193
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	1,330	1,390
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	3,860	3,914
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	2,295	1,996
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	4,000	3,532
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	12,825	12,852
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	6,405	6,530
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	4,155	4,172
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	15,000	15,285
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	18,295	18,163
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	20,600	21,508
					283,325
Florida (4.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,200	948
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	2,500	1,975
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	10,000	8,227
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,335	3,694
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	5,500	5,805
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	1,000
	Cape Coral FL Sewer Revenue	5.000%	9/1/2043	1,000	1,033
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2048	1,250	1,278
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	1,500	1,560
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	11,430	9,534
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2049	3,270	2,802
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2054	1,400	1,175
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,000	840
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	845	752
[2]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2050	500	437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/2053	4,250	4,271
[2]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/2058	3,600	3,628
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/2034	610	623
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/2044	405	398
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/2054	1,050	1,041
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/2060	1,000	993
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	3,000	2,333
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	3,400	3,316
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	1,000	1,081
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2043	8,930	9,009
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	18,515	15,468
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,000	957
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	993
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,135	1,056
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,100	1,007
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	2,570	2,571
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	8,260	7,598
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	560	517
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	600	543
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	395	363
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	905	832
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	3,000	2,607
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,507
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,110	1,110
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	993
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2055	10,000	9,846
	Florida GO	4.000%	7/1/2041	6,875	6,648
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2035	350	350
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2036	400	400
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2037	400	395
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2039	785	659
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,225	3,551
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,185	3,539
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	2,790	3,105
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,500	2,516
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	5,600	5,731
	Fort Lauderdale FL (Parks & Recreation Projects) GO	3.000%	7/1/2049	8,990	6,437
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2048	5,250	5,381
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2053	8,000	8,131
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	4,750	4,999
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,335	5,594
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/2049	5,000	5,236
[8]	Freddie Mac Pool	3.300%	8/1/2039	4,918	4,466
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2033	6,075	6,299
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	8,235	8,459
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	3,275	3,245
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/2054	1,000	944
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	686
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	1,070	1,068
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	8,945	9,019
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2034	5,955	5,516
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2035	6,135	5,560
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,330	3,112
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	13,130	12,994
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	2,685	2,302
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	2,000	1,713
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	14,725	12,099
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,065	1,082
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	2,015	2,015
	Kissimmee FL Miscellaneous Revenue	5.000%	10/1/2054	19,695	19,820
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	2,000	2,031
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,290	1,303
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,475	1,481
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,195	2,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County School Board COP	4.000%	8/1/2046	1,165	1,008
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	8,870	9,332
	Marco Island FL Sales Tax Revenue	2.000%	10/1/2037	1,020	735
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/2031	1,635	1,637
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Programs)	5.250%	1/1/2049	8,000	8,256
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2032	2,905	2,958
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,500	1,517
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2034	1,640	1,651
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2035	1,770	1,773
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2036	3,390	3,479
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2037	3,000	3,078
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	15,000	15,348
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	8,810	9,160
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2043	17,560	18,104
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2040	4,420	4,223
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,600	3,599
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	2,250	2,150
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	5,405	5,086
	Miami-Dade County FL GO	3.000%	7/1/2034	10,330	9,566
	Miami-Dade County FL GO	5.000%	7/1/2037	4,465	4,674
	Miami-Dade County FL GO	5.000%	7/1/2038	5,735	5,940
	Miami-Dade County FL GO	2.375%	7/1/2040	955	679
	Miami-Dade County FL GO	5.000%	7/1/2043	1,385	1,399
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	3,370	3,441
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,775	3,847
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	12,610	12,819
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	15,726
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2038	3,680	3,600
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	1,750	690
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	4,435	4,457
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/2037	4,885	4,332
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	3,225	3,257
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	5,270	5,275
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2048	3,875	3,891
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	4,265	3,581
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2051	2,335	1,551
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	885	896
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	1,070	915
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,860	4,852
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,574
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	10,000	8,728
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	15,000	12,797
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/2055	1,295	1,239
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2046	5,600	5,618
[2]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	1,000	917
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	645	631
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2032	5,095	5,498
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	21,615	17,784
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	7,000	6,803
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	23,460	23,375
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2036	2,335	2,387
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2038	3,160	3,208
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	6,000	7,022
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/2031	7,540	8,866
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	250	255
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	250	252
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	250	251
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	9,455	7,734
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,000	950
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,500	1,404
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/2059	3,625	3,387
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	5,750	4,679
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	1,800	1,396
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2047	470	449
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2052	1,975	1,844
	Palm Beach County School District COP	5.000%	8/1/2039	1,000	1,050
[2]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	10,000	10,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,030	1,118
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	885	951
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,390	1,484
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,090	3,280
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,725	3,862
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	8,000	8,348
[4]	Pasco County School Board COP	5.000%	8/1/2043	5,840	5,920
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2048	3,285	2,994
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/2053	2,355	2,144
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/2042	12,000	11,939
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2041	7,500	7,500
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	6,000	4,839
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	6,850	5,944
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	3,150	2,795
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	5,220	4,002
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	5,000	4,380
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2044	2,415	2,300
[4]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	10,000	9,999
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/2052	3,570	3,639
[7]	Tallahassee FL Utility System Water Revenue	5.250%	10/1/2055	6,000	6,155
	Tampa FL Appropriations Revenue	2.125%	10/1/2044	4,830	2,943
	Tampa FL Appropriations Revenue	2.000%	10/1/2046	2,330	1,336
	Tampa FL Appropriations Revenue	2.500%	10/1/2051	1,000	588
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2045	4,735	4,736
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	400	258
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	2,010	1,146
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2038	3,000	1,604
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2041	1,200	526
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2042	1,150	469
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	2,150	716
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	400	374
[2]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/2054	5,000	4,821
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	5,215	5,236
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	1,500	1,506
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	6,000	6,006
					741,085
Georgia (2.9%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2038	10,270	10,703
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2043	16,775	16,984
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2040	2,500	2,502
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	1,000	1,068
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,450	1,523
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,085	2,173
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2043	1,840	1,906
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,633
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,000	966
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2040	2,000	1,894
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2041	1,000	930
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,000	1,001
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,330	10,277
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	3,275	3,286
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2039	955	994
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	1,000	744
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2042	1,000	912
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	10,000	8,149
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	1,690	1,755
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	5,015	5,211
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,560	3,692
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	5,205	5,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2033	1,370	1,389
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2038	1,250	1,205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2039	1,430	1,355
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2040	1,000	926
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2041	1,000	907
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	785	779
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2035	1,000	983
[5]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	485	490
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,945	7,777
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	6,205	6,096
[8]	Freddie Mac Pool	3.700%	9/1/2038	1,605	1,498
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	1,875	1,885
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2049	5,000	4,215
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	1,825	1,351
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2047	3,000	2,677
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	4,000	2,962
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	5,650	4,047
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	1,625	1,626
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	4,945	4,898
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2048	1,310	1,309
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	1,965	1,924
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	4,865	4,935
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	5,790	5,873
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	3,215	2,315
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2049	7,500	5,266
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2051	2,750	1,894
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,275	1,207
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2025	15,000	15,039
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2028	1,450	1,509
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	1,250	1,301
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	20,190	20,235
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,265	2,289
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	7,335	7,376
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	3,015	3,146
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	3,625	3,629
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	22,675	23,932
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	4,855	5,106
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	38,075	40,242
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	6,325	6,675
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,115	2,243
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	22,370	23,631
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,000	22,263
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	21,820	22,931
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	33,220	35,194
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	12,715	13,526
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	11,780	12,366
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2034	5,420	5,133
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	2,500	2,218
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,747
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	13,610	13,830
[2]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	20,000	22,305
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	8,030	8,775
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	1,440	1,507
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	750	657
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2037	1,000	988
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2040	1,030	965
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/2034	5,000	5,005
					486,282
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	780	809
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	800	824
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2040	650	663
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2041	780	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	100	103
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	975	981
[7]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	150	154
[7]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	210	218
[7]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	150	155
[7]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	150	155
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	2,050	2,050
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2031	3,555	3,562
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2034	790	791
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,785	3,638
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,235	1,089
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,088
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	2,820	3,048
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	117
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,350	1,357
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	270	283
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	650	673
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	385	385
					22,934
Hawaii (0.4%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	5,920	6,026
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,135	2,193
	Hawaii GO	4.000%	10/1/2031	6,770	6,819
	Hawaii GO	5.000%	1/1/2037	18,720	19,199
	Hawaii GO	5.000%	1/1/2038	7,015	7,171
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2039	1,855	1,762
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2038	2,770	2,855
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2039	3,155	3,238
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2040	2,565	2,616
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/2051	5,920	4,097
	Honolulu HI City & County GO	5.000%	7/1/2044	1,000	1,024
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,020
	Honolulu HI City & County GO	5.000%	7/1/2046	1,000	1,017
	Honolulu HI City & County GO	5.000%	7/1/2047	1,000	1,013
	Honolulu HI City & County GO	5.000%	7/1/2048	1,000	1,012
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	4,875	5,510
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2036	2,510	2,518
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	2,605	2,880
	Maui County HI GO	4.000%	3/1/2037	685	686
	Maui County HI GO	4.000%	3/1/2038	1,500	1,480
					74,136
Idaho (0.3%)
[2]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	887	890
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,300	1,150
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2036	4,200	4,293
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2037	3,060	3,112
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	1,000	865
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/2044	6,630	6,270
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/2047	14,180	13,838
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2038	2,500	2,397
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	2,450	2,311
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	3,500	2,991
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,470	6,019
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	2,000	2,016
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/2048	6,600	5,651
					51,803
Illinois (5.1%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2028	550	505
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2033	1,000	1,015
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2034	2,000	2,062
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2034	1,000	1,007
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2035	1,290	1,293
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2036	1,575	1,568
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,250	1,291
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,250	1,260
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,000	1,031
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,095	1,122
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	4,640	4,511
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	22,125	22,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chicago Board of Education GO	5.500%	12/1/2026	4,035	4,101
[5]	Chicago Board of Education GO	0.000%	12/1/2027	9,375	8,611
[5]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,034
[5,9]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,034
[10]	Chicago Board of Education GO	5.500%	12/1/2030	3,640	3,890
[5]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	11,519
[5,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	1,905
[4]	Chicago Board of Education GO	5.000%	12/1/2031	625	645
[4]	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,541
	Chicago Board of Education GO	5.000%	12/1/2032	1,400	1,439
	Chicago Board of Education GO	5.125%	12/1/2032	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/2033	1,560	1,593
	Chicago Board of Education GO	5.000%	12/1/2034	1,000	1,013
[4]	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,010
	Chicago Board of Education GO	5.000%	12/1/2036	2,800	2,788
	Chicago Board of Education GO	4.000%	12/1/2039	13,500	11,925
	Chicago Board of Education GO	5.000%	12/1/2039	750	714
[2]	Chicago Board of Education GO	7.000%	12/1/2046	1,815	1,865
	Chicago Board of Education GO	4.000%	12/1/2047	6,500	5,044
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,168
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,096
	Chicago IL GO	5.000%	1/1/2028	1,495	1,544
	Chicago IL GO	5.000%	1/1/2033	3,920	4,073
[5]	Chicago IL GO	0.000%	1/1/2034	1,000	703
	Chicago IL GO	5.000%	1/1/2034	9,750	10,228
	Chicago IL GO	4.000%	1/1/2035	2,500	2,389
	Chicago IL GO	5.000%	1/1/2035	6,000	6,261
	Chicago IL GO	5.500%	1/1/2039	1,230	1,268
	Chicago IL GO	4.000%	1/1/2040	11,457	9,975
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020
	Chicago IL GO	5.500%	1/1/2040	8,350	8,648
	Chicago IL GO	5.500%	1/1/2041	4,000	4,037
	Chicago IL GO	5.500%	1/1/2041	3,360	3,447
	Chicago IL GO	5.500%	1/1/2043	1,000	1,001
	Chicago IL GO	5.000%	1/1/2044	15,430	14,613
	Chicago IL GO	6.000%	1/1/2044	820	854
	Chicago IL GO	5.000%	1/1/2045	15,620	14,672
	Chicago IL GO	6.000%	1/1/2045	300	311
	Chicago IL GO	4.000%	1/1/2049	13,632	10,322
	Chicago IL GO	6.000%	1/1/2050	8,995	9,191
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,039
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,000	2,009
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,975	5,997
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	17,145	17,464
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,000	5,329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	3,000	2,978
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	2,300	2,253
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	25,000	24,760
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,000	965
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,100	1,062
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2040	1,700	1,772
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	12,000	12,061
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	12,000	12,076
	Chicago Park District GO	5.000%	1/1/2041	2,285	2,329
	Chicago Park District GO	5.000%	1/1/2042	1,290	1,306
	Chicago Park District GO	5.000%	1/1/2043	1,450	1,461
	Chicago Park District GO	5.000%	1/1/2044	1,290	1,294
	Chicago Park District GO	5.000%	1/1/2045	1,140	1,140
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,728
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	23,000	22,329
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	9,500	7,941
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	16,500	15,826
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	1,100	1,118
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	1,060	1,069
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	1,025	1,025
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	1,515	1,498
	Cook County IL GO	5.000%	11/15/2031	450	490
	Cook County IL GO	5.000%	11/15/2032	295	319
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	1,000	1,005
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,050	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	7,295	7,406
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	9,000	8,574
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2037	8,695	9,443
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2044	12,240	12,444
	Elmhurst Park District GO	4.250%	12/15/2049	8,380	7,468
[2]	Elwood IL GO	6.250%	3/1/2044	3,975	4,137
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	3,505	3,436
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2038	4,850	4,440
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	2,990	2,645
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,350	1,136
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	4,000	4,433
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,080	3,072
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	1,110	1,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	2,800	2,722
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,640	3,913
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,850	4,122
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,120	2,230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,000	2,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	3,000	2,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	1,856
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	6,535	6,044
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	2,000	1,829
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,000	1,805
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,085	1,115
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	7,790	6,934
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	1,370	1,392
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2044	225	192
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	3,500	2,888
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	2,555	2,064
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	15,080	14,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2055	4,800	3,790
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2056	815	656
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	3,190	3,381
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	8,145	8,711
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	2,130	2,175
	Illinois GO	4.000%	6/1/2033	1,575	1,558
	Illinois GO	4.000%	12/1/2033	4,000	3,959
	Illinois GO	5.000%	5/1/2037	2,835	2,962
	Illinois GO	4.000%	7/1/2037	7,410	6,986
	Illinois GO	5.250%	5/1/2038	1,570	1,649
	Illinois GO	4.000%	3/1/2039	1,550	1,416
	Illinois GO	5.250%	5/1/2039	6,205	6,470
	Illinois GO	5.500%	5/1/2039	1,000	1,039
	Illinois GO	4.000%	10/1/2039	6,665	6,054
	Illinois GO	5.250%	5/1/2040	4,555	4,708
	Illinois GO	5.250%	5/1/2041	6,705	6,882
	Illinois GO	4.000%	10/1/2041	1,465	1,291
	Illinois GO	5.500%	3/1/2042	3,000	3,107
	Illinois GO	5.250%	5/1/2042	6,345	6,472
	Illinois GO	4.000%	10/1/2042	2,930	2,535
	Illinois GO	5.250%	5/1/2043	4,430	4,486
	Illinois GO	5.125%	10/1/2043	4,500	4,541
	Illinois GO	5.750%	5/1/2045	3,000	3,097
	Illinois GO	5.500%	5/1/2047	8,805	8,960
	Illinois GO	5.250%	5/1/2048	4,000	3,999
	Illinois GO	5.000%	12/1/2048	10,000	9,745
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/2041	720	480
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/2026	8,610	8,710
[2]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/2040	4,881	4,794
	Illinois Sales Tax Revenue	5.000%	6/15/2027	3,145	3,191
	Illinois Sales Tax Revenue	5.000%	6/15/2042	5,000	5,076
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	1,210	1,226
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2040	3,200	3,069
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,000	11,004
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	5,230	4,849
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	5,750	5,752
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	5,095	5,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	6,960	7,202
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	1,110	965
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/2041	1,490	1,386
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	150	154
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	500	509
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	17,500	14,086
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	17,500	13,821
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	7,500	5,777
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	7,500	5,491
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	10,350	7,388
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	4,870	3,295
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	4,000	2,633
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	4,500	2,464
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	15,000	6,945
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2040	500	237
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2040	500	232
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2041	2,000	881
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,750	752
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	13,285	11,623
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	8,000	2,988
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	7,240	5,918
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	15,490	12,214
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,846
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2037	3,055	2,937
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	5,000	4,513
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,500	2,774
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2046	3,000	2,588
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,740	3,925
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	5,420	5,358
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,205	3,477
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,000	1,108
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,000	1,041
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,765	1,819
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2039	4,350	4,653
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2032	16,500	12,956
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,021
	Will County School District No. 122 GO	4.000%	10/1/2033	1,390	1,409
					869,224
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2039	1,250	1,341
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2040	1,260	1,362
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2041	1,000	1,073
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,250	1,284
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	3,000	3,053
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,225	1,236
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,200	1,189
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	1,200	1,176
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,000	10,033
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	5,540	6,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	7,435	7,967
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2033	12,610	12,610
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	1,905	1,617
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,000	1,054
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	1,000	1,019
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	635
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2044	1,000	995
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,000	1,100
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	4,130	4,480
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2034	7,915	8,509
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,383
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,856
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,415	2,485
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,051
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	4,595	4,686
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2036	1,805	1,607
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2037	1,860	1,622
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2038	1,500	1,273
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/2049	4,000	4,106
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	1,000	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whiting IN Industrial Revenue PUT	4.200%	6/21/2035	3,765	3,735
					96,375
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	5,000	4,561
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,140	1,148
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,075	2,796
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,140	1,154
	Iowa Finance Authority Water Revenue	5.000%	8/1/2044	1,915	1,950
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	1,105	1,166
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,375	2,774
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,450	4,284
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,250	3,502
					23,335
Kansas (0.4%)
[1,7]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2043	750	778
[1,7]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2045	1,125	1,157
[1,7]	Butler County Unified School District No. 402 Augusta GO	5.500%	9/1/2050	5,000	5,182
[4]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2036	2,000	2,185
[4]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2037	1,500	1,626
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2030	5,000	5,055
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2031	4,000	4,034
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	6,750	7,454
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2038	8,000	8,719
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,864
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/2046	3,465	3,475
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,400	9,395
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	19,220	19,478
					73,402
Kentucky (1.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	375	349
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	375	344
[1]	Fayette County KY School District GO	4.125%	6/1/2050	31,610	27,524
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,299
	Kentucky Housing Corp. Local or Guaranteed Housing	4.375%	9/1/2040	1,495	1,495
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,000	1,036
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	725	747
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	14,915	15,006
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,105	1,110
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	30,015	31,686
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	27,255	28,593
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	2,825	2,818
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	2,875	3,082
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	20,495	21,675
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/2034	2,010	2,309
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	10,000	11,095
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2035	1,000	1,000
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2040	905	945
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2042	1,150	1,229
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,565	1,436
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,110	985
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,500	1,539
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/2052	20,675	19,437
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	982
	University of Kentucky College & University Revenue	3.750%	4/1/2034	2,730	2,745
	University of Kentucky College & University Revenue	4.000%	4/1/2035	5,000	5,000
	University of Kentucky College & University Revenue	4.000%	4/1/2036	3,845	3,827
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,419
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,560	1,584
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,500	1,511
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	2,000	2,000
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	10,700	10,603
					209,410
Louisiana (0.6%)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,355	3,450
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,175	3,258
[8]	Freddie Mac Pool	3.650%	12/1/2037	3,942	3,688
[8]	Freddie Mac Pool	3.550%	1/1/2040	5,000	4,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2032	1,580	1,640
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/2026	3,185	3,204
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/2028	1,280	1,287
[4]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2032	1,520	1,536
[4]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2034	1,190	1,194
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,335	1,429
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,058
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/2025	2,523	2,535
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,829
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/2042	2,264	2,181
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	2,120	2,026
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2030	13,065	13,849
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	4,250	4,145
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	2,955	2,914
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	1,085	1,038
[2]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,085	4,017
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,380	2,439
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,500	2,551
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,630	2,672
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,455	17,476
[4]	Shreveport LA GO	5.000%	3/1/2049	1,000	971
[4]	Shreveport LA GO	5.000%	3/1/2054	1,255	1,219
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2036	1,305	1,323
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2037	1,510	1,523
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	2,000	1,999
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	1,625	1,614
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,530	1,543
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2035	1,710	1,749
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,025	990
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	1,105	1,056
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	745	686
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	965	854
					104,607
Maine (0.4%)
	Bar Harbor ME GO	5.000%	9/1/2054	2,370	2,418
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2044	1,415	1,447
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,413
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,616
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2035	895	848
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2036	1,000	935
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2033	5,000	5,119
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	1,250	1,050
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	3,883
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	7,500	7,521
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/2034	1,660	1,673
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2037	1,640	1,643
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2038	3,155	2,684
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2039	3,310	2,754
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2040	1,000	814
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2050	1,745	1,476
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	1,355	1,338
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,584
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,845	5,976
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,640	7,812
					61,004
Maryland (1.1%)
	Baltimore County MD GO	5.000%	3/1/2049	3,320	3,391
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/2039	1,410	1,239
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2041	4,960	4,734
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	4,050	4,061
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/2050	6,675	6,649
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	5,505	5,710
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,480	2,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2032	3,650	3,657
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	14,980
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	1,700	1,348
	Maryland GO	5.000%	6/1/2039	1,650	1,769
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,000	2,118
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	300	308
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	3,140	3,037
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	144
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	3,405	3,189
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,435	3,182
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	5,985	5,019
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	1,545	1,478
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	3,010	2,507
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	2,500	2,497
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	640	627
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2054	4,250	4,197
[2,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.830%	7/1/2041	13,640	13,640
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,010	1,022
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,740	1,728
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	1,090	1,069
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	1,500	1,457
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	2,000	1,900
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	5,810	4,912
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2052	6,110	6,110
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	3,000	3,063
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	1,500	1,311
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	1,750	1,722
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	3,710	2,999
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2040	2,525	2,399
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2041	2,420	2,260
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	10,685	7,669
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2037	5,000	4,974
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2039	4,250	4,124
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	5,385	4,627
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/2049	3,105	3,133
	Prince George's County MD COP	5.000%	10/1/2043	15,780	15,782
	Prince George's County MD GO	5.000%	7/15/2039	2,805	2,875
	Prince George's County MD GO	5.000%	7/15/2040	1,500	1,530
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	9,630	9,040
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	1,065	1,000
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2048	5,335	4,681
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2050	2,455	2,129
					185,646
Massachusetts (3.6%)
	Ashland MA GO	3.000%	8/1/2047	4,000	2,930
	Ashland MA GO	3.000%	8/1/2052	3,500	2,412
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,050
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	3,000	2,639
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	1,855	1,576
	Commonwealth of Massachusetts GO	4.000%	9/1/2031	12,500	12,589
	Commonwealth of Massachusetts GO	4.000%	9/1/2032	7,620	7,660
	Commonwealth of Massachusetts GO	5.000%	11/1/2037	2,735	2,972
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	16,000	14,093
	Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,700	3,122
	Commonwealth of Massachusetts GO	4.000%	2/1/2040	3,000	2,869
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	675	695
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	5,405	5,500
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,800	2,874
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,245	1,281
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	2,015	2,058
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	3,280	2,335
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	12,500	8,893
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	13,390	13,572
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	3,980	2,800
	Commonwealth of Massachusetts GO	5.000%	11/1/2049	4,180	4,230
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	5,500	2,924
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	7,500	7,630
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	4,450	4,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	10,150	10,238
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	12,960	13,054
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	7,850	7,919
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	44,060	44,353
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	41,055	41,335
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	21,850	22,004
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	10,330	10,429
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	5,500	5,542
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	35,000	35,366
	East Longmeadow MA GO	4.000%	11/1/2049	7,510	6,506
	Harvard MA GO	3.000%	8/15/2037	1,210	1,073
	Hingham MA GO	3.000%	2/15/2036	810	744
	Leominster MA GO	3.000%	3/1/2052	1,250	843
	Lowell MA GO	2.000%	9/1/2039	1,445	1,020
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	13,325	13,586
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	10,000	10,353
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	18,795	16,107
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	6,075	6,249
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	15,920	16,432
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	2,160	2,169
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	1,000	1,001
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	4,300	3,871
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,060	1,059
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,010	1,002
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	7,425	8,182
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	4,800	4,755
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	3,015	2,790
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	725	629
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	4,845	3,837
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	1,000	1,003
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	895	651
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,149
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	1,000	928
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	5,900	6,064
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,000	702
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	3,220	3,646
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	4,465	5,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	7,500	7,491
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,455	1,587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	6,600	6,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	7,500	6,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	2,000	1,638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	11,870	10,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	3,560	3,120
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	6,840	6,546
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	270	240
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	215	188
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	395	409
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	5,000	4,321
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	1,000	837
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	7,530	5,867
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/2032	13,340	13,351
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	5,000	4,274
	Massachusetts State College Building Authority College & University Revenue	4.125%	5/1/2053	950	812
	Maynard MA GO	4.000%	4/15/2044	1,520	1,373
	Milford MA GO	2.250%	12/1/2044	2,000	1,260
	Milford MA GO	2.125%	12/1/2048	5,000	2,837
	Milford MA GO	2.500%	12/1/2051	3,000	1,766
	Nashoba MA Regional School District GO	4.125%	6/15/2054	5,535	4,745
	Nauset Regional MA School District GO	4.000%	5/15/2045	1,160	1,044
	New Bedford MA GO	4.000%	9/1/2052	1,960	1,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	6,465	4,402
	Springfield MA GO	3.250%	3/1/2047	7,795	5,853
	Springfield MA GO	3.250%	3/1/2052	9,815	7,045
	Swampscott MA GO	3.000%	3/1/2052	2,855	1,935
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2046	3,700	3,275
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,000	874
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	23,770	19,928
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2037	3,210	3,330
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	3,000	3,094
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	6,015	6,171
[7]	Wakefield MA GO	5.000%	8/15/2050	5,000	5,071
	Waltham MA GO	3.000%	8/15/2042	1,165	927
	Waltham MA GO	3.000%	8/15/2043	1,195	931
	Waltham MA GO	3.000%	8/15/2044	1,235	945
	Waltham MA GO	3.000%	8/15/2045	1,260	950
	Waltham MA GO	2.500%	10/15/2050	5,000	2,984
	Weymouth MA GO	2.000%	9/15/2041	1,180	776
	Weymouth MA GO	2.250%	9/15/2050	4,420	2,464
[4]	Worcester MA GO	3.000%	2/1/2036	6,795	6,186
[4]	Worcester MA GO	3.000%	2/1/2037	3,690	3,278
	Worcester MA GO	2.000%	2/1/2041	7,400	4,961
	Worcester MA GO	2.000%	2/1/2042	7,465	4,834
	Worcester MA GO	4.000%	2/15/2044	2,530	2,287
					610,060
Michigan (2.3%)
	Ann Arbor School District GO	3.000%	5/1/2032	5,975	5,780
	Ann Arbor School District GO	3.000%	5/1/2033	6,150	5,822
	Ann Arbor School District GO	3.000%	5/1/2035	6,525	5,930
	Ann Arbor School District GO	5.000%	5/1/2044	14,065	14,259
	Ann Arbor School District GO	5.000%	5/1/2045	4,765	4,790
	Bloomfield Hills School District GO	5.000%	5/1/2048	1,250	1,255
	Bloomfield Hills School District GO	5.000%	5/1/2050	1,000	1,002
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	2,250	2,258
[12]	East Lansing School District GO	5.000%	5/1/2039	1,000	1,010
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/2033	1,090	1,113
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/2036	1,055	1,070
[8]	Freddie Mac Pool	3.350%	10/1/2038	4,946	4,615
[8]	Freddie Mac Pool	4.400%	10/1/2040	8,900	9,017
[8]	Freddie Mac Pool	4.350%	4/1/2041	4,495	4,354
[8]	Freddie Mac Pool	4.350%	4/1/2041	4,425	4,287
	Grand Rapids MI GO	5.000%	4/1/2044	1,000	1,029
	Grand Rapids MI GO	5.000%	4/1/2055	2,875	2,885
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	5,000	5,041
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	10,000	10,050
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,450	1,481
[12]	Howell Public Schools GO	5.000%	5/1/2036	1,500	1,649
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2035	4,025	3,646
	Kalamazoo County MI GO	3.000%	5/1/2034	2,290	2,130
	Kalamazoo County MI GO	3.000%	5/1/2035	1,185	1,080
	Kalamazoo County MI GO	3.000%	5/1/2036	1,210	1,079
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2043	4,000	4,085
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	750	582
[12]	Lake Orion Community School District GO	4.000%	5/1/2035	1,000	1,012
[12]	Lake Orion Community School District GO	4.000%	5/1/2037	1,000	992
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	7,000	7,018
	Lansing Community College GO	3.000%	5/1/2049	3,755	2,716
[4]	Lapeer Community Schools GO	5.250%	5/1/2046	4,700	4,799
[12]	Linden Community School District GO	4.000%	5/1/2043	1,450	1,285
[12]	Linden Community School District GO	4.000%	5/1/2045	1,445	1,257
[12]	Mattawan MI Consolidated School District GO	5.000%	5/1/2054	2,000	2,001
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2046	6,750	5,477
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2050	5,300	4,189
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2045	1,000	763
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2050	1,000	717
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	1,000	1,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	2,750	2,935
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	2,000	1,920
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	8,080	7,834
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	3,010	3,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	17,355	16,220
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	9,290	8,579
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2042	1,200	1,107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	21,080	16,985
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/2054	3,775	3,296
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	5,000	4,077
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	6,000	4,901
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	6,000	6,005
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,510	1,581
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,000	4,050
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2043	3,295	3,411
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2039	650	686
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2040	875	918
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2042	1,350	1,394
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2047	6,125	5,277
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	6,105	6,198
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2039	1,885	1,826
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2041	2,235	2,109
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	13,310	9,149
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	10,350	10,581
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,655	1,693
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,480	1,507
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,330	1,348
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	4,240	4,543
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2032	1,000	954
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	1,790	1,868
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	7,560	8,116
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	11,310	12,278
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	7,015	7,724
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,670	14,063
	Michigan State University College & University Revenue	5.000%	2/15/2044	2,750	2,843
	Michigan State University College & University Revenue	5.000%	2/15/2045	3,900	4,012
	Michigan State University College & University Revenue	5.000%	8/15/2049	4,000	4,037
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/2040	5,500	5,520
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	5,000	4,936
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	1,500	1,427
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	4,405	3,902
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	2,995	3,175
	Oakland University College & University Revenue	5.000%	3/1/2041	1,000	1,031
	Oakland University College & University Revenue	5.000%	3/1/2042	2,805	2,871
	Oakland University College & University Revenue	5.000%	3/1/2043	3,700	3,759
	Rochester Community School District GO	3.000%	5/1/2033	1,000	945
[12]	Rockford Public Schools GO	5.000%	5/1/2049	5,710	5,721
	Royal Oak MI GO	5.000%	4/1/2043	2,600	2,640
[12]	Saginaw City School District GO	4.000%	5/1/2044	4,000	3,539
	Southfield MI GO	3.000%	5/1/2033	1,000	945
[12]	Southfield Public Schools GO	5.250%	5/1/2050	750	769
[12]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,917
[1]	Trenton MI GO	5.000%	4/1/2050	3,270	3,294
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	7,834
	Wayne State University College & University Revenue	5.000%	11/15/2035	1,100	1,106
[4]	Western Michigan University College & University Revenue	5.000%	11/15/2038	300	312
[4]	Western Michigan University College & University Revenue	5.000%	11/15/2039	385	397
[4]	Western Michigan University College & University Revenue	5.000%	11/15/2040	325	333
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/2027	3,675	3,740
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/2028	3,705	3,768
[12]	Woodhaven-Brownstown School District GO	4.375%	11/1/2052	1,395	1,238
					388,927
Minnesota (1.3%)
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	1,200	1,208
[8]	Freddie Mac Pool	3.900%	7/1/2040	5,731	5,466
	Hastings Independent School District No. 200 GO	0.000%	2/1/2029	3,515	3,136
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,203
	Mankato Independent School District No. 77 GO	4.000%	2/1/2041	7,200	6,843
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/2042	4,560	4,264
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/2043	4,870	4,475
	Metropolitan Council GO	4.000%	3/1/2040	6,025	5,983
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	2,585	2,676
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	2,000	2,051
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	10,000	9,973
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	1,225	1,268
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	2,000	2,047
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	1,750	1,774
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	4,790	4,796
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,665	1,650
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	4,000	3,993
	Minnesota GO	5.000%	8/1/2037	6,000	6,337
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/2034	500	502
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,000	1,032
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2038	3,895	3,775
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2039	2,415	2,291
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	10,000	5,843
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	5,555	5,561
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	2,010	2,146
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	930	1,002
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,620	1,764
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	4,700	5,240
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	11,885	13,365
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,925	6,626
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,915	3,274
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	9,740	9,857
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2033	2,170	2,074
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2034	2,245	2,102
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/2034	370	380
	Osseo Independent School District No. 279 GO	4.000%	2/1/2039	19,550	19,232
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/2029	5,690	5,078
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2057	12,000	12,011
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2042	23,050	21,777
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2034	2,975	2,780
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2035	1,925	1,763
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2036	3,250	2,908
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2041	1,500	1,539
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2054	6,540	6,411
	St. Paul Independent School District No. 625 COP	2.000%	2/1/2032	3,530	3,138
	St. Paul Independent School District No. 625 GO	4.000%	2/1/2038	1,000	987
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,028
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,430	2,843
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	2,465	2,247
					228,752
Mississippi (0.1%)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2044	1,600	1,639
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2053	8,450	8,486
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	767
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	3,500	3,517
	Warren County MS Industrial Revenue	4.200%	5/1/2034	1,000	997
					15,406
Missouri (1.2%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,745	1,703
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,040	2,844
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,082
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/2032	4,425	4,219
	Independence MO School District GO	3.250%	3/1/2040	1,000	867
	Independence MO School District GO	3.250%	3/1/2041	1,000	850
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	1,000	1,003
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	5,205	5,222
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,487	2,341
	Kansas City MO GO	4.000%	2/1/2036	3,460	3,496
	Kansas City MO GO	4.000%	2/1/2037	1,000	1,002
	Kansas City MO GO	4.000%	2/1/2039	2,145	2,091
	Kansas City MO GO	4.000%	2/1/2042	1,795	1,655
	Kansas City MO GO	4.000%	2/1/2043	1,350	1,228
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2039	730	776
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	1,590	1,458
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2042	1,500	1,559
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2043	2,420	2,183
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2043	1,525	1,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,028
	Kansas City MO School District COP	5.000%	4/1/2044	6,805	6,786
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2034	2,660	2,921
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	5,010	5,074
	Kansas City MO Water Revenue	5.000%	12/1/2041	2,600	2,730
	Kansas City MO Water Revenue	5.000%	12/1/2048	2,000	2,030
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/2032	3,370	3,412
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	3,705	3,351
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2040	2,190	2,264
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	3,130	3,182
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	3,400	3,699
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,110	1,817
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,890	1,807
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,737
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	17,240	14,997
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,455
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	3,965	4,087
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,060	836
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2052	2,000	1,959
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2053	7,310	4,831
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	20,800	17,210
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	8,125	6,472
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	8,000	8,060
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/2050	2,000	1,234
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,130	1,131
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,140	1,134
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/2051	2,560	1,486
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/2052	800	791
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	6,020	6,027
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,655	3,801
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2038	4,750	5,127
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,380	1,478
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2044	4,115	3,608
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/2044	2,000	2,005
	Pattonville R-3 School District GO	5.250%	3/1/2041	1,150	1,203
	Pattonville R-3 School District GO	5.250%	3/1/2042	1,000	1,039
	Republic School District No. R-3 GO	4.000%	3/1/2042	3,075	2,841
	Republic School District No. R-3 GO	4.000%	3/1/2043	1,500	1,370
	Springfield MO Public Utility Revenue COP	4.000%	11/1/2047	4,310	3,730
	Springfield School District No. R-12 GO	4.000%	3/1/2041	3,090	2,932
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,224
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,760	1,764
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	5,000	5,124
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,099
[2,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	1,370	1,326
[2,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,155	1,004
[2,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	1,185	1,147
[2,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,000	869
[4]	St. Louis School District GO	5.000%	4/1/2040	6,670	6,936
[4]	St. Louis School District GO	5.000%	4/1/2041	5,915	6,120
					211,451
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	2,100	2,095
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	1,660	1,690
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/2033	1,685	1,702
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	3,000	3,266
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,370	1,330
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,120	1,071
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,200	1,157
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,500	1,297
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2043	1,020	781
[4]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2050	10,570	10,639
					25,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multiple States (0.2%)
[2,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,890	4,317
[8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	8,099	7,530
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/2036	4,728	4,682
[2,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.340%	7/25/2041	1,918	1,560
[8,11]	FRETE Trust Class AUS Series 2025-ML30	4.783%	7/25/2042	4,280	4,279
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/2040	4,236	3,983
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.740%	8/1/2025	2,300	2,300
					28,651
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	1,000	1,016
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	6,720	6,989
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	1,195	1,208
[13]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,305	40,209
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	2,490	2,590
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/2025	18,440	18,440
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,920	10,530
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,250	1,333
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,000	2,030
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,000	1,011
[7]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	4,460	4,603
	Gretna Public Schools GO	3.000%	12/15/2046	1,000	717
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,540
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	840	828
	Omaha NE Sewer Revenue	4.000%	4/1/2037	375	375
	Omaha NE Sewer Revenue	4.000%	4/1/2038	200	197
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	1,010	1,034
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,000	1,004
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	5,000	4,267
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	19,660	20,020
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	8,190	8,389
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	19,535	20,224
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	6,250	5,879
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2059	1,000	643
					155,076
Nevada (0.5%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	200	200
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/2042	8,600	7,957
	Clark County School District GO	3.000%	6/15/2037	3,500	2,951
	Clark County School District GO	3.000%	6/15/2039	3,575	2,895
	Clark County School District GO	3.000%	6/15/2041	3,000	2,325
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	15,000	14,866
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/2028	425	442
	Las Vegas NV GO	4.000%	9/1/2032	8,860	8,898
	Las Vegas NV GO	4.000%	9/1/2033	9,220	9,251
	Las Vegas Valley Water District GO	4.000%	6/1/2037	2,000	2,001
	Las Vegas Valley Water District GO	4.000%	6/1/2038	1,670	1,647
	Las Vegas Valley Water District GO	2.000%	6/1/2039	3,000	2,100
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2041	3,120	2,873
[1]	North Las Vegas NV GO	3.000%	6/1/2031	1,845	1,796
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2038	1,325	1,272
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2039	1,000	947
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2040	1,275	1,191
	Washoe County NV School District GO	4.000%	6/1/2040	4,000	3,797
	Washoe County NV School District GO	3.000%	6/1/2043	7,835	6,048
	Washoe NV County School District GO	4.000%	10/1/2044	3,855	3,441
	Washoe NV County School District GO	4.000%	10/1/2045	3,515	3,096
					79,994
New Hampshire (0.8%)
	Nashua NH GO	3.000%	10/1/2040	2,975	2,540
	Nashua NH GO	3.000%	10/1/2041	1,485	1,235
	Nashua NH GO	3.000%	10/1/2042	2,975	2,407
	Nashua NH GO	3.000%	10/1/2043	2,970	2,353
	New Hampshire Business Finance Authority	4.125%	1/20/2034	7,937	7,854
	New Hampshire Business Finance Authority	4.087%	1/20/2041	7,686	7,255
	New Hampshire Business Finance Authority	4.087%	1/20/2041	1,296	1,152
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	2,100	2,133
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	790	795
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	5,000	4,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	9,775	9,860
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	3,343	3,266
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	3,934	3,919
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	2,896
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	7,812	7,102
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	7,939	7,228
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	3,448	3,272
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.034%	10/20/2041	8,573	7,828
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	7,498	7,480
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,224	2,232
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/2051	3,625	3,058
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,230	4,328
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	469
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,117
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	10,000	9,129
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,123
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	835
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,045	753
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	19,900
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2031	705	711
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2032	1,010	1,018
					129,442
New Jersey (2.0%)
[4]	Clifton Board of Education GO	2.125%	8/15/2043	5,000	3,069
	Essex County NJ GO	2.000%	9/1/2046	3,900	2,276
	Mahwah Township NJ GO	0.050%	1/15/2033	2,250	1,618
	Mercer County NJ GO	0.050%	2/15/2031	5,000	4,015
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	1,250	1,212
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	125	117
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	180	166
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	890	812
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	490	440
[4]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2031	1,760	1,809
[4]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/2032	1,850	1,864
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,500	1,654
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	1,000	1,064
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	350	350
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,080	2,114
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	6,560	7,348
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,059
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,435	1,505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,096
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	335	290
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	180	153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	285	237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	220	179
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	6,415	5,171
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,285	2,609
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/2026	11,355	11,413
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	2,320	2,321
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	7,120	7,374
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2052	6,570	6,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	12,000	11,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	2,640	2,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	4,340	4,424
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	7,000	5,651
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,435	2,483
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	17,000	13,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	3,045	3,178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	1,505	1,559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	2,000	1,314
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	1,395	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	1,835	1,732
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,380	758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	3,665	3,406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	2,665	2,445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,000	953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	4,000	3,615
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,260	1,280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	7,000	7,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	4,290	4,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,010	17,714
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	4,315	4,393
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	2,250	2,231
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	5,000	4,647
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	10,300	8,911
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	3,750	3,766
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	2,750	1,889
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,850	5,775
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,348
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	2,000	2,116
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	9,000	8,256
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	6,842
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	1,545	1,606
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	8,535	8,738
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	1,500	1,644
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,000	3,442
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,885	3,950
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,265	1,073
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	5,825	5,901
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,000	693
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	10,000	5,424
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	8,000	4,058
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,745	1,023
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,530	1,390
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	17,170	17,258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	9,000	9,241
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	5,740	5,826
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	1,000	1,025
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	5,000	5,124
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	6,765	6,968
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,995	11,958
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,000	1,016
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,900	1,925
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	1,250	1,259
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	20,545	19,747
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	2,430	2,342
	Toms River Board of Education GO	3.000%	7/15/2029	1,500	1,406
	Toms River Board of Education GO	3.000%	7/15/2031	1,500	1,346
	Toms River Board of Education GO	3.000%	7/15/2032	1,500	1,318
					344,826
New Mexico (0.4%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	1,440	1,464
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	430	437
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	1,695	1,724
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	365	370
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	6,705	6,724
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2034	9,860	9,859
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,698
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2048	3,610	3,008
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	12,010	12,010
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	1/1/2050	1,150	1,162
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	26,585	28,213
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,000	1,003
[4]	University of New Mexico College & University Revenue	5.500%	6/1/2053	2,700	2,795
[2]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/2040	2,750	2,466
					72,933
New York (15.4%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	1,055	352
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,850	1,794
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	1,000	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2051	2,375	2,235
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	3,985	3,928
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	11,500	10,953
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	14,530	12,007
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	7,725	6,384
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	11,000	10,270
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	10,090	10,233
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	13,940	12,791
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	8,070	5,697
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,100	3,494
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	3,000	2,079
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	7,000	7,242
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	5,000	5,027
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	3,000	3,014
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	19,100	13,129
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	1,000	619
[4]	Hempstead NY GO	4.000%	4/1/2027	6,850	6,852
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,025	2,063
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,000	2,109
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,000	1,044
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	2,000	2,002
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	2,950	2,979
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	7,000	7,026
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,500	2,500
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	6,200	6,191
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	27,500	23,172
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,750	1,798
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2031	10,000	10,036
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	3,895	3,517
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,745	12,292
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,000	882
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,870	2,549
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,085	14,212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	8,170	8,245
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,780	5,835
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	3,000	2,620
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,200	4,558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	12,000	12,046
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	700	702
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	5,910	6,062
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,680	1,674
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	12,045	10,259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,900	1,884
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,135	4,202
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,590	1,343
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,785	4,757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	9,751
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,155	2,101
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	11,535	9,654
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,098
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	18,860	19,001
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,000	3,279
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	13,000	10,582
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,385	4,419
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	3,000	2,450
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	3,575	2,886
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,290	2,300
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	19,000	16,450
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	3,000	3,004
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	3,640	3,049
	Nassau County NY GO	4.000%	4/1/2051	5,825	4,966
	Nassau County NY GO	4.000%	4/1/2054	10,000	8,436
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/2031	200	206
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/2031	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/2043	2,575	2,310
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	4,190	3,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	5,710	3,836
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	9,280	7,982
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	2,000	1,276
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	5,000	3,677
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/2053	7,000	6,682
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2054	10,875	10,706
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	3,000	3,005
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	3,000	3,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,650	1,668
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,595	1,601
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	1,710	1,491
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,670	1,197
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	3,295	2,669
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	2,965	2,612
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	6,000	4,118
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	10,000	10,269
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,500	2,547
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,295	1,256
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	5,000	5,086
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	15,000	11,995
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,605	5,124
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	16,185	14,793
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	15,580	11,552
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	10,000	8,916
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,805	6,068
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	17,250	17,360
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	12,500	11,305
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,000	5,147
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	7,500	6,736
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	11,675	12,000
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	8,930	6,893
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,750	1,194
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	5,000	3,393
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,325
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	13,000	13,100
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	9,000	7,688
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	18,400	18,784
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,145
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,269
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	3,000	3,088
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,100	5,356
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	9,550	9,987
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,500	4,562
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	2,410	2,458
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	15,675	16,302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	11,560	11,933
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	3,000	3,018
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	10,195	10,637
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	8,000	7,952
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	1,360	1,336
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,000	7,379
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	7,080	6,984
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	25,790	26,775
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,060	5,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	10,000	10,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,321
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5,000	4,805
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	2,230	2,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	3,500	3,336
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,100	3,889
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,250	4,015
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,725	2,572
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	5,945	6,376
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	9,785	9,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,000	1,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,150	5,296
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	9,930	9,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,310	2,362
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	11,825	10,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	5,000	4,629
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	10,182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	7,245	5,876
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	2,400	2,447
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	4,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,000	924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,745	4,838
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	914
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,685	3,743
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,000	15,052
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	700	631
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,000	2,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	2,140	2,227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,390	3,393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	8,000	7,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	1,395	1,421
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	5,000	4,435
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	1,295	940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	8,000	7,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	3,585	3,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	8,000	5,692
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	2,000	2,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	5,000	3,481
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	10,000	6,909
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	5,000	3,012
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,000	690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,500	3,881
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	10,000	6,754
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	20,365	13,677
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	2,955	2,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	16,615	13,946
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	5,290	5,959
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	5,675	6,107
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	3,000	3,246
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	2,530	2,747
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2040	10,000	10,550
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	100	104
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	1,710	1,790
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2043	8,000	8,212
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	5,000	5,135
[7]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	8,855	9,123
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2044	9,250	9,475
[7]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	11,775	12,109
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	1,175	1,195
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	5,020	5,104
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	3,335	3,375
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	11,000	11,139
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2048	10,270	10,370
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	13,180	13,610
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/2048	1,700	1,758
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2049	2,630	2,653
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2050	2,290	2,308
[7]	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2050	4,210	4,437
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2050	3,085	3,110
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/2051	6,000	5,064
[7]	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2052	6,320	6,517
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/2053	29,650	30,438
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2053	4,175	4,335
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2053	5,000	5,018
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2055	3,000	3,084
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	2,850	1,335
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	6,180	1,774
[2]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/2041	3,265	3,068
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	13,450	14,018
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	5,555	4,202
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	13,945	9,752
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,700	3,907
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,310	966
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	2,000	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	13,230	12,227
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	15,575	14,308
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	16,120	14,699
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,535	1,190
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	11,830	8,147
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	17,000	11,323
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	5,000	3,368
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,250	5,521
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	7,000	4,767
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/2035	900	1,007
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,000	1,550
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	2,510	2,605
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	2,055	2,025
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	1,180	1,181
	New York NY GO	5.000%	2/1/2034	7,745	8,681
	New York NY GO	5.000%	4/1/2034	7,000	7,265
	New York NY GO	3.000%	3/1/2035	7,000	6,459
	New York NY GO	5.000%	12/1/2035	2,100	2,184
	New York NY GO	4.000%	8/1/2036	2,635	2,614
	New York NY GO	5.000%	2/1/2037	5,040	5,510
	New York NY GO	5.000%	3/1/2037	3,070	3,192
	New York NY GO	5.000%	3/1/2037	1,175	1,242
	New York NY GO	4.000%	8/1/2037	3,000	2,939
	New York NY GO	5.000%	10/1/2037	5,000	5,109
	New York NY GO	5.000%	10/1/2037	5,275	5,730
	New York NY GO	4.000%	3/1/2038	6,950	6,754
	New York NY GO	5.000%	3/1/2038	3,305	3,418
	New York NY GO	5.000%	8/1/2038	5,430	5,616
	New York NY GO	5.000%	8/1/2038	1,000	1,058
	New York NY GO	5.000%	10/1/2038	2,045	2,120
	New York NY GO	5.000%	12/1/2038	14,545	14,711
	New York NY GO	4.000%	8/1/2039	970	918
	New York NY GO	4.000%	8/1/2039	7,950	7,521
	New York NY GO	4.000%	3/1/2040	2,000	1,875
	New York NY GO	4.000%	3/1/2040	7,185	6,735
	New York NY GO	5.000%	3/1/2040	6,000	6,094
	New York NY GO	4.000%	8/1/2040	6,000	5,649
	New York NY GO	4.000%	8/1/2040	1,795	1,681
	New York NY GO	5.000%	8/1/2040	1,000	1,043
	New York NY GO	5.250%	10/1/2040	2,075	2,192
	New York NY GO	4.000%	3/1/2041	14,370	13,296
	New York NY GO	4.000%	4/1/2041	12,285	11,364
	New York NY GO	5.000%	8/1/2041	2,000	2,069
	New York NY GO	5.000%	8/1/2041	4,750	4,850
	New York NY GO	5.250%	10/1/2041	2,345	2,471
	New York NY GO	4.000%	4/1/2042	3,500	3,203
	New York NY GO	4.000%	4/1/2042	16,085	14,684
	New York NY GO	5.000%	8/1/2042	1,000	1,027
	New York NY GO	5.000%	4/1/2043	11,720	11,802
	New York NY GO	5.000%	8/1/2043	3,000	3,061
	New York NY GO	5.000%	12/1/2043	1,500	1,513
	New York NY GO	5.000%	2/1/2044	1,625	1,660
	New York NY GO	5.500%	5/1/2044	2,930	3,082
	New York NY GO	5.000%	8/1/2044	6,000	6,088
	New York NY GO	5.250%	2/1/2045	3,070	3,184
	New York NY GO	5.250%	2/1/2046	7,500	7,739
	New York NY GO	3.500%	4/1/2046	3,110	2,455
	New York NY GO	4.000%	9/1/2046	2,400	2,102
	New York NY GO	4.000%	3/1/2047	5,000	4,330
	New York NY GO	5.000%	9/1/2047	6,610	6,649
	New York NY GO	5.000%	9/1/2048	11,265	11,316
	New York NY GO	4.000%	3/1/2050	8,305	7,045
	New York NY GO	5.000%	4/1/2050	10,000	10,032
	New York NY GO	5.250%	9/1/2050	13,335	13,621
	New York NY GO	4.000%	9/1/2052	11,895	10,037
	New York NY GO	5.250%	3/1/2053	5,250	5,348
	New York NY GO	5.250%	4/1/2054	19,935	20,292
	New York NY GO	5.000%	8/1/2054	5,740	5,743
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	9,200	9,243
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	970	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,553
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,056
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,445	1,514
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	10,000	11,179
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	6,375	7,027
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2040	925	943
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	1,500	1,450
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,795	2,945
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,000	1,594
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	75	75
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,860	1,943
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	995
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,360	2,444
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2043	1,255	1,297
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,018
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2045	2,000	2,023
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,000	2,121
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	11,990	12,057
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	11,150	11,689
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,345	11,859
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	3,000	2,971
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	7,225	6,905
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	6,500	6,763
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	1,310	1,028
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2052	3,000	2,931
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,165	2,058
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,122
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	1,500	1,466
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	2,000	2,111
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	1,000	1,063
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2041	2,000	2,102
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,000	1,022
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	1,000	1,039
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,000	1,011
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2043	1,350	1,391
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	7,330	5,487
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	4,000	3,145
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2052	7,000	6,850
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	8,160	6,601
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	1,785	1,833
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	5,085	5,208
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	10,000	10,295
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	9,985	10,207
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	9,605	9,505
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	13,365	13,209
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	4,930	5,379
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	5,000	5,091
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,020	6,700
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	4,010	3,827
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	4,000	3,292
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	3,750	3,500
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	1,055	987
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	5,000	4,020
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	11,245	9,028
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,011
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,465	1,932
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	2,575	2,329
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	21,600	19,536
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	2,040	2,109
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	6,000	5,353
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	4,590	4,712
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	9,000	9,028
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	7,000	6,118
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,650	4,710
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	9,625	8,291
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,595	1,378
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	4,000	3,403
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,253
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	6,862
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	5,000	3,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,000	3,391
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,000	7,571
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	8,500	8,565
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	6,250	6,287
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	65	69
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	5,465	5,242
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,120
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	8,000	8,107
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,075	1,861
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	4,500	4,580
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,110	7,239
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/2050	9,200	9,293
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	185	181
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	7,500	6,688
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	4,275	3,680
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	2,575	1,745
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,000	6,174
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	3,805	3,910
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	10,725	11,008
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,118
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	22,110	22,705
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	18,000	18,215
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,038
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,630	2,672
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,000	3,047
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	2,000	1,711
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	19,750	19,950
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	2,455	2,474
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	10,000	10,062
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	7,985	8,139
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2042	1,750	1,544
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/2047	3,500	3,051
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	4,500	2,846
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	15,000	15,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,008
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	5,190	5,221
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	470	470
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,220	1,224
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	7,495	7,277
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	5,205	5,053
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	3,350	3,126
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	6,790	6,085
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,005	1,034
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,560	4,009
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	1,125	785
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	9,385	6,158
[4]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,055	1,382
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	12,000	12,381
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	3,750	3,224
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	20,000	20,120
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	5,000	4,386
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	4,775	3,382
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	4,355	3,008
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	1,280	1,083
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	4,055	3,385
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,416
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	1,350	1,256
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	2,145	2,259
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2037	1,100	1,216
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2039	4,815	4,572
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	4,745	4,802
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	1,000	1,014
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	2,000	2,027
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,765	2,788
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	3,555	3,585
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	1,000	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	3,000	3,028
	Suffolk County NY GO	4.000%	10/15/2042	11,880	11,405
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/2034	2,500	2,588
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/2044	3,500	3,564
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	1,420	1,241
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,198
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	7,035	7,165
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	8,000	8,006
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	4,000	4,041
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	125	107
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	7,880	7,862
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	2,275	2,283
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	9,265	7,769
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	7,170	5,947
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	10,450	10,776
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	1,140	1,226
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,160	4,376
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,485	12,506
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	9,205	6,264
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	1,500	1,028
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	1,000	860
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,131
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	11,640	11,917
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	16,700	17,095
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	29,320	30,415
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	17,000	14,605
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	7,905	6,535
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	10,000	10,136
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	8,000	6,918
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,415	8,569
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	10,000	10,130
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,283
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	37,500	38,148
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,130
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,500	5,622
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,020	6,047
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,085	2,169
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	4,000	3,081
[4]	Yonkers NY GO	5.000%	3/15/2037	1,000	1,078
					2,619,247
North Carolina (1.2%)
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,280	1,333
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/2034	1,000	1,004
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2043	3,500	3,630
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2044	1,500	1,547
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2040	570	548
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2041	1,050	998
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2043	400	369
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2036	1,580	1,429
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2037	1,665	1,465
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2038	3,505	3,012
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2048	5,100	3,575
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,135	1,263
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,735	1,909
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,675	1,822
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,500	2,373
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	3,455	3,587
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	5,000	3,544
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,309
	Charlotte NC GO	2.000%	6/1/2041	10	7
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,645	2,745
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	28,000	28,579
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,385	3,307
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,481	2,407
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,901
	Macon County NC Appropriations Revenue	4.000%	10/1/2044	1,350	1,224
	Moore County NC Appropriations Revenue	3.000%	6/1/2038	490	421
	Moore County NC Appropriations Revenue	3.000%	6/1/2039	800	672
	Moore County NC Appropriations Revenue	3.000%	6/1/2040	625	507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2048	2,450	2,461
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2052	2,500	2,502
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	2,500	2,396
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2035	4,600	5,196
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2036	3,750	4,184
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/2040	4,615	3,195
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	520	522
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	2,120	2,135
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,505	4,815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2028	525	525
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	350	350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,014
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,390	2,498
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	1,860	1,925
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	750	726
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2049	750	706
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,515	2,600
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	1,350	1,054
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2052	3,000	2,300
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/2054	2,000	1,896
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/2045	7,000	6,188
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2048	3,000	2,436
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2037	1,250	1,332
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2038	1,250	1,322
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2041	1,000	1,033
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	8,125	7,756
[4]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	10,000	9,364
	Pender County NC GO	3.000%	3/1/2040	3,000	2,505
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,935
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/2033	3,000	3,001
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	2,240	2,106
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	2,240	2,074
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,341
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/2033	1,750	1,770
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,670	6,852
	Wilson NC Special Obligation Revenue	4.000%	10/1/2041	2,450	2,326
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/2031	1,530	1,538
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2043	1,965	1,744
					197,110
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	3,340	3,343
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,120	1,007
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	8,000	5,677
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	5,929
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	3,510	3,550
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2054	1,835	1,999
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,020	5,444
[4]	University of North Dakota COP	4.000%	6/1/2051	2,600	2,165
[4]	University of North Dakota COP	2.500%	6/1/2054	5,000	2,700
	West Fargo Public School District No. 6 GO	3.000%	8/1/2031	3,280	3,237
	West Fargo Public School District No. 6 GO	3.000%	8/1/2032	3,380	3,270
					38,321
Ohio (2.1%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	2,250	2,195
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	3,750	3,609
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	7,600	7,198
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,010	1,008
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2036	2,560	2,639
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	7,000	7,457
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	7,500	7,913
	Athens City School District GO	3.250%	12/1/2048	2,775	2,032
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	2,050	2,053
[1]	Brunswick City School District GO	5.250%	12/1/2053	4,200	4,260
[1]	Brunswick City School District GO	5.500%	12/1/2060	4,305	4,420
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,021
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,000	922
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,500	2,273
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/2048	8,045	5,376
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	25,810	20,837

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	27,105	22,018
Cleveland OH GO	5.000%	12/1/2051	2,000	2,012
Cleveland OH Income Tax Revenue	4.000%	10/1/2033	425	437
Cleveland OH Income Tax Revenue	3.000%	10/1/2034	730	679
Cleveland OH Income Tax Revenue	3.000%	10/1/2035	575	521
Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	443
Cleveland OH Income Tax Revenue	3.000%	10/1/2037	800	691
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,462	7,120
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,556
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,534
Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,040
Cuyahoga Community College District GO	4.000%	12/1/2034	3,000	3,006
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/2047	10,100	8,965
Franklin City School District GO	3.000%	11/1/2057	5,205	3,318
Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	2,250	1,967
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,235	2,258
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	11,525	11,394
Grandview Heights City School District GO	5.000%	12/1/2058	2,010	2,012
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2033	1,850	1,750
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2034	1,000	923
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2035	1,000	906
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	1,140	867
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,575	1,686
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,065
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,455	1,548
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	800	846
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,660	2,796
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,780	2,905
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,067
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,454
Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,245	1,038
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	5,750	5,284
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	967
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	3,000	3,037
Kings Local School District GO	5.500%	12/1/2062	8,990	9,245
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	2,165	2,292
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	9,160	8,610
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,500	1,549
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	386
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	225	180
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	205	185
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	7,655	6,580
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,540	1,016
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,000	4,109
New Albany Plain Local School District GO	5.250%	12/1/2059	10,650	11,019
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	4,250	4,244
Ohio GO	3.000%	6/15/2039	2,500	2,119
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	1,000	932
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	1,455	1,333
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,500	1,214
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/2044	2,490	2,222
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2043	11,050	11,090
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	2,500	1,677
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	3,000	2,972
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,000	1,548
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	3,625	2,687
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	3,160	3,160
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	1,840	1,742
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	8,140	8,108
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,685	5,110
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,170	4,583
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,625	8,403
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,725	6,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,660	1,652
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	7,195	7,859
	Ohio State University College & University Revenue	4.000%	12/1/2041	1,175	1,087
	Ohio State University College & University Revenue	3.000%	12/1/2044	3,750	2,796
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/2038	2,385	2,594
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2031	12,100	12,400
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	1,385	1,393
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,470
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	4,450	4,482
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	1,000	1,033
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	5,995	6,248
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,495	2,367
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,100	1,114
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	1,615	1,661
	Wickliffe City School District GO	3.250%	12/1/2056	10,355	6,876
	Worthington City School District GO	5.000%	12/1/2048	5,000	5,045
	Worthington City School District GO	5.500%	12/1/2054	4,000	4,143
					358,196
Oklahoma (0.7%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2038	1,700	1,812
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2041	1,000	1,033
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	4,490	3,143
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2034	2,055	2,063
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	2,310	1,958
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	8,000	8,245
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,554
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2043	2,500	2,566
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	3,000	1,856
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/2048	4,870	4,544
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2057	5,525	5,197
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	2,515	2,779
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2032	1,000	1,033
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2033	650	667
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2034	950	969
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2035	590	597
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2039	500	487
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	376
	Oklahoma State University College & University Revenue	4.000%	9/1/2037	785	778
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	500	396
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	386
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	1,070	1,168
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	4,650	4,905
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	4,965	5,169
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	31,695	32,872
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	17,700	18,654
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,195	2,252
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/2035	1,000	805
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/2048	5,080	4,370
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2030	12,575	12,702
					125,336
Oregon (1.3%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/2033	1,415	1,425
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2033	1,000	1,000
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	1,000	970
	Forest Grove OR College & University Revenue	4.000%	5/1/2036	445	408
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	1,495	1,305
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2043	1,935	1,950
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2044	1,840	1,850
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	1,810	1,686
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	7,750	6,312
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2037	2,335	2,037
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	13,715	14,383
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/2045	2,630	2,776
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	365
	Oregon City School District No. 62 GO	5.000%	6/15/2049	2,615	2,637
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2038	7,500	7,306
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2039	5,000	4,839
	Oregon GO	5.000%	6/1/2035	500	521
	Oregon GO	5.000%	5/1/2036	1,000	1,038
	Oregon GO	5.000%	5/1/2037	700	722
	Oregon GO	5.000%	5/15/2037	1,750	1,839
	Oregon GO	5.000%	6/1/2037	1,560	1,610
	Oregon GO	5.000%	5/1/2038	650	666
	Oregon GO	5.000%	6/1/2041	1,910	1,997
	Oregon GO	2.600%	12/1/2042	1,455	1,041
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,550	1,498
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,190	1,131
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	3,420	2,292
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,810	1,831
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	2,890	2,919
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,200	2,461
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/2041	2,000	1,389
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	1,505	1,522
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	3,300	2,510
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	3,575	2,930
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2052	165	163
	Oregon State Lottery Revenue	5.000%	4/1/2037	6,185	6,333
	Oregon State Lottery Revenue	5.000%	4/1/2037	2,500	2,605
	Oregon State Lottery Revenue	5.000%	4/1/2039	3,000	3,096
	Oregon State Lottery Revenue	5.250%	4/1/2044	7,500	7,943
	Oregon State Lottery Revenue	5.250%	4/1/2045	6,500	6,853
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,211
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,405	1,038
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/2037	6,375	5,693
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	3,500	3,553
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2054	4,930	4,966
	Portland OR Water System Water Revenue	3.000%	5/1/2034	7,760	7,330
	Portland OR Water System Water Revenue	3.000%	5/1/2035	7,995	7,452
	Portland OR Water System Water Revenue	3.000%	5/1/2036	8,230	7,504
	Portland OR Water System Water Revenue	2.125%	5/1/2046	3,660	2,100
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	7,500	7,725
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	1,410	1,440
	Tualatin Valley Water District Water Revenue	5.000%	6/1/2053	9,605	9,678
	Tualatin Valley Water District Water Revenue	5.000%	6/1/2054	14,335	14,434
[1]	University of Oregon College & University Revenue	3.500%	4/1/2052	28,370	21,740
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2044	8,875	3,137
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	1,635	1,361
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/2046	2,000	1,739
					215,643
Pennsylvania (4.2%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,363
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	5,000	5,163
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	4,950	4,614
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	2,500	2,128
	Allegheny County PA GO	5.000%	12/1/2054	1,445	1,447
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	815	818
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	7,813
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2053	3,350	3,340
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,625	5,666
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,531
[1]	Berwick Area School District GO	4.000%	11/15/2041	1,125	1,024
	Bethel Park School District GO	4.000%	8/1/2037	1,500	1,483
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	6,500	4,308
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,500	1,142
	Centennial School District Bucks County GO	5.000%	12/15/2035	1,125	1,188
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	13,000	10,630
[4]	Central Valley School District GO	3.000%	6/1/2040	2,415	1,994
[4]	Central Valley School District GO	3.000%	6/1/2044	2,305	1,764
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	1,800	1,778
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,000	1,013
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	2,580	2,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coatesville School District GO	0.000%	10/1/2038	2,100	1,066
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,930	1,992
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	15	15
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,625	2,451
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/2028	15,000	15,022
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	10,000	10,182
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	10,000	9,720
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,199
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	15,000	13,697
	Conestoga Valley School District GO	3.000%	2/1/2034	2,050	1,910
	Conestoga Valley School District GO	3.000%	2/1/2036	2,175	1,947
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,000	6,056
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	2,000	1,614
	Cumberland Valley School District GO	4.000%	11/15/2038	2,345	2,258
	Cumberland Valley School District GO	4.000%	11/15/2040	3,000	2,818
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,054
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,970	1,705
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	5,000	3,615
[4]	Ellwood City Area School District GO	4.000%	11/15/2040	810	745
[1]	Fairview School District GO	3.000%	9/15/2039	1,000	836
[1]	Fairview School District GO	3.000%	9/15/2040	1,000	816
[1]	Fairview School District GO	3.000%	9/15/2041	1,000	811
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2038	1,500	1,249
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,000	814
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2040	1,400	1,134
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,500	1,905
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	5,600	5,605
	Haverford Township PA GO	3.600%	6/1/2043	3,355	2,901
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	2,935	2,972
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	851
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,895
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	6,300	4,878
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,050	9,827
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,000	2,042
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	1,250	1,338
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,380	1,495
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,100	3,104
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	1,765	1,369
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	19,660	18,660
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	2,700	2,322
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	4,000	3,333
	Montgomery County PA GO	5.000%	3/1/2036	6,120	6,756
	Montgomery County PA GO	5.000%	3/1/2037	7,485	8,185
	Montgomery County PA GO	5.000%	3/1/2038	3,790	4,107
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,355
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	6,140	5,199
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	5,015	4,158
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	12,000	9,799
[1]	Northampton Area School District GO	4.000%	4/1/2044	2,175	1,924
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,006
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,240	2,371
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	1,530	1,625
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	1,545	1,494
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	6,375	5,815
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,945	1,765
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	5,240	4,715
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	4,880	4,922
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	840	733
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	2,000	1,986
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,045	1,714
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	2,545	2,444
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	9,750	7,929
[4]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	805	828
[4]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	500	500
[4]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	1,000	995
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2033	1,555	1,557
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	1,750	1,603
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	3,500	2,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,155	1,138
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	1,933
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,185	1,130
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,110	1,040
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,255	3,777
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	3,600	3,147
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	3,790	3,206
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	3,135	2,990
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,950	10,157
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	3,250	3,397
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	11,225	11,128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,425	2,502
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,750	2,914
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,945	5,377
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	7,635	8,279
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	4,735	5,199
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	6,290	6,952
	Pennsylvania State University College & University Revenue	5.000%	9/1/2028	3,000	3,006
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	5,000	5,146
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,715	3,777
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	3,075	3,272
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	8,000	8,137
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,085	1,168
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	11,670	11,701
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/2034	4,000	4,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,440	2,597
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,125	1,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,050	5,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,499
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	3,855	3,807
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	6,000	6,059
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	14,415	14,791
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2038	2,740	2,664
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,000	5,180
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,245	2,123
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,985	3,090
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	4,545	4,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,135	3,264
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,599
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	1,725	1,563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	6,010	6,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,225	2,268
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2042	1,500	1,570
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	6,000	5,310
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,250	2,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,500	4,508
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,500	2,506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	4,000	4,005
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	4,505	3,877
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,000	1,009
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	6,500	5,526
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	4,580	3,894
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,100	2,089
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,230	1,246
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	11,245	9,239
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,310	3,621
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,000	1,015
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	1,000	1,022
[6]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/2037	1,610	1,532
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	5,110	5,111
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,391
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	1,115	1,139
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,150	1,172
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	1,700	1,727
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2037	1,615	1,606
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,600	1,623
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	6,025	6,344
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,591
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,175	1,235
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,100	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,700	1,494
	Philadelphia IDA College & University Revenue	5.000%	11/1/2034	5,250	5,430
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,265	1,149
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	1,200	1,009
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,715	3,721
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	12,010	12,157
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	5,000	4,819
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2047	6,150	5,116
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	20,000	16,932
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,304
	Philadelphia PA GO	5.000%	8/1/2042	615	638
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,050	1,055
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	4,400	4,590
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	4,905	5,011
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2035	1,140	1,147
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2038	1,100	1,080
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	4,470	4,647
	Radnor Township School District GO	3.000%	8/15/2035	1,400	1,277
[1]	School District of Philadelphia GO	5.000%	9/1/2025	5,500	5,510
	School District of Philadelphia GO	5.250%	9/1/2037	1,955	2,115
	School District of Philadelphia GO	5.250%	9/1/2037	1,100	1,190
	School District of Philadelphia GO	4.000%	9/1/2038	5,000	4,740
	School District of Philadelphia GO	5.250%	9/1/2038	580	621
	School District of Philadelphia GO	5.250%	9/1/2038	1,000	1,071
	School District of Philadelphia GO	5.250%	9/1/2041	14,100	14,750
	School District of Philadelphia GO	5.250%	9/1/2041	2,410	2,521
	School District of Philadelphia GO	5.250%	9/1/2043	7,600	7,842
	School District of Philadelphia GO	4.000%	9/1/2046	5,000	4,390
	Spring Township PA GO	3.000%	11/15/2033	1,020	954
	Spring Township PA GO	3.000%	11/15/2034	1,050	966
	Spring Township PA GO	3.000%	11/15/2035	1,085	987
	Spring Township PA GO	3.000%	11/15/2036	1,115	998
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	790	801
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,500	1,241
	Upper St. Clair Township School District GO	3.250%	10/1/2035	5,000	4,670
	York County PA GO	4.000%	3/1/2035	3,000	3,012
					708,974
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	6,633	6,837
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	28,246	29,903
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	27,378	29,722
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	20,239	14,025
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	37,346	36,417
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	9,261	8,832
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	2,210	2,081
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	5,738	4,999
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,065	1,099
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,250	1,300
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	8,000	8,365
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,935	3,062
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,760	10,223
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	9,100	9,337
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	257
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,205	2,271
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,310	2,856
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,535	1,324
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,665	2,299
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	165	174
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	215	224
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	40
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	35
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	116
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	40	34
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	3,084	2,889
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	11,299	9,833
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,000	872
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,080	2,453
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	8,877	6,420
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	77,696	72,241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	796	740
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,919	1,784
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	8,791	2,719
				275,948
Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2038	700	671
Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2039	860	809
Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	885	822
Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2041	930	841
Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2050	1,500	1,219
Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	280	286
Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	500	504
Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	550	548
Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	580	570
Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	9,250	8,912
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.250%	5/15/2049	3,250	3,361
Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/2054	5,000	4,307
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2040	6,580	6,527
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,340	1,296
				30,673
South Carolina (1.6%)
Clemson University College & University Revenue	5.000%	5/1/2050	2,800	2,862
Clemson University College & University Revenue	5.000%	5/1/2055	3,750	3,821
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2034	725	733
Dorchester County SC Special Assessment Revenue	5.250%	10/1/2043	1,590	1,482
Dorchester County SC Special Assessment Revenue	5.500%	10/1/2051	2,115	1,953
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	229
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	226
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	267
Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2054	6,390	6,412
Greenville County SC Miscellaneous Revenue	3.000%	4/1/2041	1,385	1,089
Greenville County SC Miscellaneous Revenue	3.000%	4/1/2042	1,000	765
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,658
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2038	1,250	1,307
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2040	1,330	1,375
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,000	1,028
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2043	1,500	1,525
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2030	1,045	1,060
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	1,550	1,558
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/2040	7,000	7,029
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	13,010	13,984
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,625	1,718
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	2,250	1,968
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	3,275	3,279
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2041	1,310	1,361
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2042	1,250	1,288
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,000	887
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2044	1,500	1,321
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2049	4,250	3,604
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2054	4,000	3,969
Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/2059	10,430	8,965
Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/2041	1,365	1,263
South Carolina Housing Finance & Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/2045	1,000	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	2,425	2,345
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,890	3,032
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,235	3,010
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,595	3,227
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2043	2,500	2,302
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	5,415	5,563
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,785	1,849
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,320	4,415
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	4,660	4,031
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,560	2,642
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	3,050	3,145
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2053	5,000	5,100
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2054	8,815	7,701
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,935	10,215
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	19,425	16,518
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	2,205	2,126
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	2,140	2,118
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	2,885	2,822
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	2,690	2,566
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	3,000	2,861
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	1,330	1,249
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	10,680	9,731
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	3,000	2,683
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	11,480	10,265
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	1,450	1,467
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,075	3,069
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,645	5,535
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	14,450	14,531
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	5,295	5,326
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,690	2,701
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2047	5,940	5,886
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	3,875	3,915
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	8,530	8,368
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,440	2,430
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/2052	6,375	6,453
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,148
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	2,760	2,704
	University of South Carolina College & University Revenue	5.000%	5/1/2034	865	886
	University of South Carolina College & University Revenue	5.000%	5/1/2040	9,075	9,148
					268,038
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2051	2,775	2,085
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	9,710	9,723
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	2,810	2,449
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,725	13,563
					27,820
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,520	1,578
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	1,000	964
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,000	931
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	2,120	1,827
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	5,000	4,996
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	2,345	2,296
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	2,300	2,343
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,450	2,455
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	4,030	4,105
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,250	1,258
	Knox County TN GO	3.000%	6/1/2040	3,730	3,042
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2053	5,000	5,016
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	10,000	8,395
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,501
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2054	6,605	6,647
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	1,040	1,052
[4]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2050	1,580	1,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2040	725	742
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2041	1,000	1,015
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2042	1,315	1,325
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2031	640	648
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2032	670	677
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2033	705	711
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	745	751
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	780	785
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	1,265	1,083
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/2051	2,120	1,643
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,000	4,370
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2041	2,000	2,106
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	1,935	1,946
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	2,000	2,063
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2037	2,400	2,387
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	2,475	2,285
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	13,820
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	535	478
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2036	4,075	2,459
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2037	3,175	1,805
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2038	2,725	1,459
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	14,580	15,081
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	2,440	2,571
	Shelby County TN GO	3.125%	4/1/2033	1,465	1,426
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	10,225	10,279
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	21,730	22,881
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	2,500	2,606
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,160	2,201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	10,955	11,155
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	18,790	19,361
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	9,325	9,337
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	2,335	2,442
	Tennessee GO, Prere.	5.000%	8/1/2025	1,345	1,345
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,305	4,601
	Washington County TN GO	4.000%	6/1/2029	3,260	3,285
	Williamson County TN GO	3.000%	4/1/2036	3,275	2,991
					209,121
Texas (10.8%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	3,796	3,832
[15]	Angleton Independent School District GO	4.000%	2/15/2043	4,940	4,576
[15]	Anna Independent School District GO	4.000%	8/15/2050	2,160	1,825
[15]	Anna Independent School District GO	4.125%	2/15/2053	1,640	1,398
	Anna TX GO	4.250%	2/15/2047	1,100	990
	Anna TX GO	5.000%	2/15/2048	7,230	7,252
[15]	Argyle Independent School District GO	4.000%	8/15/2053	1,875	1,576
	Arlington TX GO	4.000%	8/15/2038	3,790	3,787
	Arlington TX GO	4.000%	8/15/2043	3,790	3,479
	Arlington TX GO	4.000%	8/15/2044	3,790	3,425
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2031	1,445	1,569
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	1,440	1,551
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2033	2,045	2,181
[4,7]	Aubrey TX GO	5.250%	2/15/2041	1,135	1,194
[4,7]	Aubrey TX GO	5.250%	2/15/2042	1,005	1,049
[4,7]	Aubrey TX GO	5.250%	2/15/2043	1,990	2,063
[4,7]	Aubrey TX GO	5.250%	2/15/2044	2,055	2,119
[4,7]	Aubrey TX GO	5.250%	2/15/2045	1,350	1,387
[2]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	800	736
	Austin Affordable Pfc Inc.	4.450%	3/1/2043	1,150	1,080
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	3,315	3,321
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,000	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	1,760	1,765
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2054	8,740	8,643
	Austin TX GO	5.000%	9/1/2038	2,000	2,086
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	7,050	7,070
[15]	Barbers Hill Independent School District GO	5.000%	2/15/2042	1,200	1,247
[7,15]	Bastrop Independent School District GO	5.000%	2/15/2042	1,045	1,081
[7,15]	Bastrop Independent School District GO	5.000%	2/15/2043	800	822
[7,15]	Bastrop Independent School District GO	5.000%	2/15/2044	840	859
[7,15]	Bastrop Independent School District GO	5.000%	2/15/2045	885	901
[1]	Bastrop TX GO	4.000%	8/1/2049	1,500	1,263
[15]	Belton Independent School District GO	4.000%	2/15/2040	645	616
[15]	Belton Independent School District GO	4.000%	2/15/2041	1,000	940
[15]	Belton Independent School District GO	4.000%	2/15/2052	1,000	849
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	1,980	2,178
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	1,000	1,028
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	22,740	23,645
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	1,000	767
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2050	8,250	8,546
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2052	9,000	7,466
[15]	Bonham Independent School District GO	4.000%	2/15/2046	6,325	5,590
[15]	Bonham Independent School District GO	4.000%	2/15/2053	2,130	1,791
[15]	Bonham Independent School District GO, Prere.	4.000%	8/15/2033	370	394
[15]	Brownwood Independent School District GO	5.000%	2/15/2038	1,300	1,371
[15]	Brownwood Independent School District GO	5.000%	2/15/2039	2,100	2,199
[2]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	750	697
[15]	Bullard Independent School District GO	4.000%	2/15/2040	1,125	1,087
[15]	Bullard Independent School District GO	4.000%	2/15/2052	4,745	3,998
[15]	Burleson Independent School District GO	4.000%	8/1/2036	2,000	1,963
[15]	Calallen Independent School District GO	5.000%	2/15/2042	500	518
[15]	Calallen Independent School District GO	5.000%	2/15/2048	3,000	3,037
[15]	Calallen Independent School District GO	5.000%	2/15/2053	1,000	1,007
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	2,215	2,320
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2042	1,900	1,973
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2044	2,500	2,561
[15]	Castleberry Independent School District GO	5.000%	2/15/2054	2,750	2,768
[15]	Celina Independent School District GO	5.000%	2/15/2040	1,055	1,108
[15]	Celina Independent School District GO	5.000%	2/15/2041	1,100	1,146
[15]	Celina Independent School District GO	5.000%	2/15/2047	1,000	1,013
[15]	Celina Independent School District GO	5.000%	2/15/2050	3,945	3,983
[7,15]	Celina Independent School District GO	5.250%	2/15/2055	7,500	7,702
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,345	1,361
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	1,200	1,126
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	1,900	1,761
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2045	7,225	6,279
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	4,750	4,769
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	1,875	1,883
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	8,160	6,791
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,500	9,220
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	15,000	13,726
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	7,000	7,590
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	1,395	1,449
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,100	1,132
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,740	1,865
[10]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/2028	50	46
	Chambers County TX GO	4.000%	3/1/2047	1,080	940
[7,15]	Clear Creek Independent School District GO	5.000%	2/15/2043	4,745	4,885
[7,15]	Clear Creek Independent School District GO	5.000%	2/15/2044	2,875	2,948
[15]	Comal Independent School District GO	4.000%	2/1/2036	1,000	1,008
[15]	Comal Independent School District GO	3.000%	2/1/2041	3,720	2,880
[7,15]	Comal Independent School District GO	5.000%	2/1/2042	2,085	2,163
[7,15]	Comal Independent School District GO	5.000%	2/1/2043	1,635	1,683
[15]	Commerce Independent School District GO	3.000%	8/15/2048	3,365	2,387
[15]	Community TX Independent School District GO	5.000%	2/15/2053	7,500	7,554
[15]	Conroe Independent School District GO	5.000%	2/15/2043	4,540	4,653
[15]	Conroe Independent School District GO	5.000%	2/15/2045	1,000	1,015
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/2041	650	579
[15]	Corpus Christi Independent School District GO	4.000%	8/15/2033	1,425	1,465
[4]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,865	5,872
[2]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	594	556
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2041	1,045	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2045	4,000	4,016
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	3,740	3,102
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	5,000	5,273
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	4,520	4,579
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	6,025	6,018
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	3,000	3,146
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,035	3,153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	3,825	3,941
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	17,500	17,914
	Dallas Housing Finance Corp.	4.350%	10/1/2041	1,275	1,230
[15]	Dallas Independent School District GO	5.000%	2/15/2042	6,610	6,862
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2038	1,340	1,237
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	2,225	2,246
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	4,360	4,090
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	5,000	4,565
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	4,455	3,988
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	9,355	8,176
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	2,500	2,097
[15]	Denison Independent School District GO	4.000%	8/1/2053	11,000	9,177
[2]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	195	195
[2]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	635	636
[2]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	1,325	1,326
[15]	Denton Independent School District GO	5.000%	8/15/2048	4,130	4,160
	Denton TX GO	4.000%	2/15/2042	1,410	1,286
	Denton TX GO	4.000%	2/15/2044	1,770	1,583
	Denton TX GO	4.000%	2/15/2046	5,840	5,174
	Denton TX GO	4.000%	2/15/2049	7,835	6,736
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2039	550	578
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2040	850	886
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2041	650	673
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2042	1,000	1,030
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/2043	1,145	1,174
[15]	East Central Independent School District GO	4.000%	8/15/2054	2,295	1,914
[15]	Ector County Independent School District GO	5.000%	8/15/2044	4,385	4,499
[4]	El Paso County Hospital District GO	5.000%	8/15/2040	1,000	1,041
[4]	El Paso County Hospital District GO	5.000%	8/15/2043	1,980	2,012
[4]	El Paso County Hospital District GO	5.500%	2/15/2055	6,165	6,340
[15]	El Paso Independent School District GO	4.000%	8/15/2033	2,500	2,508
	El Paso TX GO	3.000%	8/15/2039	1,270	1,042
	El Paso TX GO	4.000%	8/15/2039	1,370	1,305
	El Paso TX GO	3.000%	8/15/2040	840	677
	El Paso TX GO	3.000%	8/15/2040	1,000	806
	El Paso TX GO	3.000%	8/15/2040	1,375	1,108
	El Paso TX GO	4.000%	8/15/2040	635	594
	El Paso TX GO	3.000%	8/15/2041	905	713
	El Paso TX GO	3.000%	8/15/2041	1,200	945
	El Paso TX GO	3.000%	8/15/2041	1,500	1,181
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2035	1,750	1,751
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	4,030	3,984
[15]	Farmersville Independent School District GO	4.000%	2/15/2051	5,500	4,737
[7,15]	Farmersville Independent School District GO	5.250%	2/15/2055	3,000	3,087
[7,15]	Flour Bluff Independent School District GO	5.000%	8/15/2043	1,800	1,852
[7,15]	Flour Bluff Independent School District GO	5.000%	8/15/2044	2,325	2,378
[15]	Forney Independent School District GO	3.000%	2/15/2037	2,000	1,781
	Forney Independent School District GO	0.000%	8/15/2039	1,000	512
[1]	Forney Independent School District GO	0.000%	8/15/2039	1,000	516
[1]	Forney Independent School District GO	0.000%	8/15/2040	1,000	482
[15]	Forney Independent School District GO	5.000%	8/15/2040	865	899
[15]	Forney Independent School District GO	4.000%	8/15/2041	1,040	994
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2038	3,220	2,758
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,250	1,888
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2040	1,340	1,097
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2051	3,715	2,556
	Fort Worth TX GO	5.000%	3/1/2028	2,000	2,027
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2043	2,100	1,264
[8]	Freddie Mac Pool	3.100%	2/1/2040	5,779	5,004
[8]	Freddie Mac Pool	3.450%	7/1/2040	9,846	8,939
[15]	Friendswood Independent School District GO	4.000%	2/15/2032	3,630	3,639
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2038	1,300	1,355
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2040	550	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2042	750	778
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2044	680	695
[15]	Garland Independent School District GO	4.000%	2/15/2041	1,235	1,179
[4]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2048	1,450	1,311
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2051	1,015	846
	Garland TX GO	5.000%	2/15/2040	1,215	1,256
[7,15]	Georgetown Independent School District GO	5.000%	2/15/2043	1,305	1,344
[7,15]	Georgetown Independent School District GO	5.000%	2/15/2044	1,030	1,057
[7,15]	Georgetown Independent School District GO	5.000%	2/15/2045	2,975	3,043
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2048	960	978
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	1,525	1,549
[15]	Goliad Independent School District GO	5.000%	2/15/2038	2,150	2,290
[15]	Goliad Independent School District GO	5.000%	2/15/2039	2,270	2,396
[15]	Goliad Independent School District GO	5.000%	2/15/2041	2,490	2,590
[15]	Goliad Independent School District GO	5.000%	2/15/2042	2,360	2,440
[15]	Goliad Independent School District GO	5.000%	2/15/2043	2,735	2,813
[15]	Goliad Independent School District GO	4.000%	2/15/2048	4,505	3,895
[15]	Goliad Independent School District GO	4.000%	2/15/2053	11,315	9,514
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/2041	1,450	1,515
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	21,500	22,758
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	8,585	9,037
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2039	1,500	1,391
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	5,000	5,013
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	4,160	4,370
[15]	Greenwood Independent School District GO	4.000%	2/15/2041	9,550	9,012
[7,15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,032
[7,15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	885	907
[7,15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2044	2,250	2,301
[7,15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2045	1,825	1,859
	Harris County Flood Control District GO	4.250%	10/1/2047	10,840	9,674
	Harris County Hospital District GO	5.000%	2/15/2045	12,500	12,624
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	14,335	14,142
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2041	2,895	2,669
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2043	1,000	896
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2037	2,520	2,477
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2038	1,000	957
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2039	1,500	1,407
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	5,000	4,599
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,181
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	5,500	4,559
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	5,000	5,159
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2037	1,000	1,002
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2038	1,250	1,238
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/2040	1,650	1,598
	Hays County TX GO	4.000%	2/15/2032	3,135	3,171
	Hays County TX GO	4.000%	2/15/2032	3,820	3,835
	Hays County TX GO	4.000%	2/15/2033	865	873
	Hays County TX GO	4.000%	2/15/2033	3,320	3,350
	Hays County TX GO	5.000%	2/15/2042	4,000	4,017
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,041
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,033
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,012
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,370	2,169
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,900	1,767
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	898
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,405	1,241
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	915
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,000	1,793
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	2,750	2,415
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	842
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2053	5,000	1,020
[7]	Hidalgo County TX GO	5.000%	8/15/2050	1,260	1,254
[15]	Highland Park Potter County Independent School District GO	5.250%	2/15/2040	2,190	2,336
[4]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2048	375	327
[4]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2049	5,610	4,855
[4]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2050	4,785	4,116
[4]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2051	3,315	2,838
	Houston Community College System GO	4.000%	2/15/2036	8,500	8,423
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/2051	1,700	1,318
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	1,250	1,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,230	3,243
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	2,400	1,994
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	1,385	1,123
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	8,000	8,196
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	12,590	10,376
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	7,200	7,340
	Houston TX GO	4.000%	3/1/2034	590	603
	Houston TX GO	3.000%	3/1/2036	1,030	913
	Houston TX GO	5.250%	3/1/2042	1,925	2,003
	Houston TX GO	4.125%	3/1/2051	3,500	3,002
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2033	1,125	1,137
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/2047	1,800	1,197
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,725	5,525
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,430	6,104
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,205	3,574
[15]	Katy Independent School District GO	3.000%	2/15/2033	3,000	2,871
[15]	Katy Independent School District GO	3.000%	2/15/2034	6,995	6,573
[15]	Katy Independent School District GO	3.000%	2/15/2035	7,185	6,620
[15]	Katy Independent School District GO	5.000%	2/15/2038	965	1,028
[15]	Katy Independent School District GO	5.000%	2/15/2039	1,125	1,186
[15]	Krum Independent School District GO	5.000%	8/15/2041	3,430	3,581
[15]	Krum Independent School District GO	5.000%	8/15/2042	3,600	3,726
[15]	Krum Independent School District GO	5.000%	8/15/2043	3,580	3,681
[7,15]	Krum Independent School District GO	5.250%	8/15/2043	1,500	1,568
[7,15]	Krum Independent School District GO	5.250%	8/15/2045	1,555	1,612
	Kyle TX GO	4.000%	8/15/2050	2,500	2,094
	Laguna-Madre Water District GO	4.000%	3/1/2052	4,670	3,978
[15]	Lake Travis Independent School District GO	4.000%	2/15/2033	485	488
[15]	Lake Travis Independent School District GO	4.000%	2/15/2034	1,015	1,017
[15]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/2027	235	240
[15]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/2027	280	286
	Lamar Consolidated Independent School District GO	4.250%	2/15/2053	3,275	2,895
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	7,960	6,654
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	5,000	5,018
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	6,615	5,265
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	1,000	831
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	5,335	4,388
[15]	Leander Independent School District GO	5.000%	8/15/2036	3,000	3,321
[15]	Leander Independent School District GO	5.000%	8/15/2037	4,030	4,394
[15]	Leander Independent School District GO	4.000%	2/15/2039	2,500	2,449
[15]	Leander Independent School District GO	4.000%	2/15/2040	2,500	2,415
[15]	Leander Independent School District GO	5.000%	8/15/2040	1,000	1,039
[15]	Leander Independent School District GO	5.000%	8/15/2041	1,355	1,398
[1]	Leander Independent School District GO	4.000%	2/15/2049	2,255	1,902
[1]	Leander Independent School District GO	4.125%	2/15/2053	1,340	1,123
[15]	Lewisville Independent School District GO	5.000%	8/15/2044	4,000	4,090
[15]	Liberty Hill Independent School District GO	3.000%	2/1/2035	1,500	1,361
[15]	Liberty Hill Independent School District GO	3.000%	2/1/2036	5,000	4,436
[15]	Little Elm Independent School District GO	4.000%	8/15/2054	5,000	4,176
	Lone Star College System College & University Revenue	4.000%	2/15/2042	1,125	1,034
	Lone Star College System GO	4.000%	2/15/2029	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,250	1,390
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2034	5,050	5,367
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2035	3,200	3,519
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2036	4,015	4,372
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	3,625	3,602
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,095	3,337
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	7,000	7,459
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	7,500	7,903
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	1,785	1,677
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	2,560	2,670
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,025	2,093
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,020	1,039
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,000	1,010
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	2,810	2,940
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,500	1,553
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,050
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,040	1,072
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	3,000	3,135
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,290	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,400	1,488
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,539
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	2,000	2,078
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,578
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,500	1,533
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,720	2,809
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,500	8,809
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,000	1,017
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	6,500	6,622
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	1,570	1,279
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	10,000	10,068
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	8,020	8,178
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	8,115	8,411
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	7,500	7,509
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	11,080	10,937
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,450	4,455
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2043	3,930	3,958
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,000	828
	Lubbock TX GO	4.000%	2/15/2030	1,250	1,255
[15]	Lumberton Independent School District GO	3.000%	2/15/2045	1,300	949
[15]	Mabank Independent School District GO	5.000%	8/15/2043	2,530	2,594
[15]	Mansfield Independent School District GO	5.000%	2/15/2044	5,270	5,399
[15]	Mansfield Independent School District GO	4.000%	2/15/2054	5,400	4,437
	McKinney TX GO	5.000%	8/15/2041	2,140	2,233
	McKinney TX GO	5.000%	8/15/2042	2,345	2,430
	McKinney TX GO	4.000%	8/15/2043	1,615	1,459
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2039	1,000	697
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2040	1,000	668
[15]	Medina Valley Independent School District GO	4.000%	2/15/2053	14,750	12,402
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,304
	Midland County TX GO	4.000%	2/15/2039	5,000	4,765
[15]	Midland Independent School District GO	4.000%	2/15/2040	1,595	1,522
[15]	Midland Independent School District GO	4.000%	2/15/2041	1,725	1,622
[15]	Midland Independent School District GO	4.000%	2/15/2054	7,800	6,603
[15]	Midlothian Independent School District GO	3.000%	2/15/2045	6,220	4,503
	Missouri City TX GO	4.000%	6/15/2032	1,125	1,130
[15]	Montgomery Independent School District GO	4.000%	2/15/2054	2,570	2,152
[15]	Needville Independent School District GO	4.000%	8/15/2049	4,770	4,041
[15]	Needville Independent School District GO	4.000%	8/15/2054	7,640	6,301
[15]	New Braunfels Independent School District GO	4.000%	2/1/2052	4,000	3,381
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	10,380	8,647
[15]	New Caney Independent School District GO	5.000%	2/15/2037	625	672
[15]	New Caney Independent School District GO	5.000%	2/15/2038	750	801
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	1,100	1,100
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,720	5,354
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	4,805	4,301
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	6,000	5,272
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	5,620	4,276
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2043	1,650	1,470
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2049	1,600	1,352
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	4.000%	11/1/2049	4,050	3,243
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2055	750	676
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2060	1,000	889
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2060	1,125	1,078
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/2055	26,300	26,347
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2037	2,590	1,969
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2045	3,525	3,078
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2046	2,975	2,568
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.125%	6/1/2054	1,110	933
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2055	6,175	6,215
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	410	444
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	375	403
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	730	777
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,000	3,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	6,835	6,846
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	5,000	4,346
[15]	Northside Independent School District GO	5.000%	8/15/2036	1,000	1,103
[15]	Northside Independent School District GO	5.000%	8/15/2037	1,225	1,332
[15]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,057
[15]	Northside Independent School District GO	5.000%	8/1/2040	1,000	1,051
[15]	Northside Independent School District GO	4.125%	8/15/2053	2,685	2,293
[15]	Northside Independent School District GO	5.000%	8/15/2055	2,240	2,252
[15]	Northwest Independent School District GO	4.000%	2/15/2042	6,135	5,663
[15]	Northwest Independent School District GO	5.000%	2/15/2043	650	670
[15]	Paradise Independent School District GO	4.000%	8/15/2038	1,380	1,366
[15]	Pearland Independent School District GO	5.000%	2/15/2042	3,000	3,052
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,000	1,035
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,032
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	4,900	4,929
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	5,000	5,633
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2050	5,000	5,057
	Pflugerville Independent School District GO	4.000%	2/15/2045	5,000	4,406
	Plano TX GO	4.000%	9/1/2044	5,645	4,956
[15]	Ponder Independent School District GO	4.000%	2/15/2037	1,935	1,944
[15]	Ponder Independent School District GO	4.000%	2/15/2038	1,000	996
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2039	1,170	1,107
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	4,910	4,288
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	18,700	18,850
[7,15]	Princeton Independent School District GO	5.000%	2/15/2042	1,655	1,705
[7,15]	Princeton Independent School District GO	5.000%	2/15/2043	1,195	1,223
[15]	Prosper Independent School District GO	4.000%	2/15/2053	10,500	8,967
[15]	Prosper Independent School District GO	4.000%	2/15/2054	1,000	840
[15]	Prosper Independent School District GO	5.250%	2/15/2055	5,500	5,665
[15]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,010	1,019
[15]	Quinlan Independent School District GO	5.000%	8/15/2039	590	626
[15]	Quinlan Independent School District GO	5.000%	8/15/2040	725	764
[15]	Richardson Independent School District GO	3.000%	2/15/2036	1,000	903
[15]	Rockwall Independent School District GO	4.000%	2/15/2053	25,435	21,453
[4]	Royse City TX GO	4.000%	8/15/2040	2,630	2,470
[15]	Salado Independent School GO	5.000%	2/15/2041	3,330	3,472
[15]	Salado Independent School GO	5.000%	2/15/2042	3,705	3,832
[15]	Salado Independent School GO	5.000%	2/15/2043	1,865	1,916
[15]	Salado Independent School GO	5.000%	2/15/2044	1,400	1,431
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,376
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,030	1,901
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/2025	2,500	2,500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2037	1,275	1,277
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	1,750	1,810
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	2,500	2,624
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,000	2,019
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2042	3,890	3,585
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	3,270	2,952
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	12,795	12,918
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	15,000	15,442
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,565	2,564
	San Antonio TX GO	4.000%	8/1/2035	1,190	1,212
	San Antonio TX GO	4.000%	2/1/2039	6,005	5,885
	San Antonio TX GO	4.000%	2/1/2040	3,280	3,163
	San Antonio TX GO	4.000%	2/1/2041	3,300	3,131
	San Antonio TX GO	4.000%	2/1/2042	2,500	2,326
	San Antonio TX GO	4.000%	2/1/2043	2,500	2,289
[15]	San Antonio TX Independent School District GO	4.000%	8/15/2037	1,975	1,948
[15]	San Antonio TX Independent School District GO	5.000%	8/15/2039	3,500	3,682
[7,15]	San Antonio TX Independent School District GO	5.000%	8/15/2042	795	830
[7,15]	San Antonio TX Independent School District GO	5.000%	8/15/2043	935	966
	San Antonio Water System Water Revenue	4.000%	5/15/2039	3,385	3,303
	San Antonio Water System Water Revenue	4.000%	5/15/2041	1,305	1,195
	San Antonio Water System Water Revenue	4.000%	5/15/2042	1,875	1,690
	San Jacinto Community College District GO	5.000%	2/15/2029	3,860	3,907
	San Jacinto Community College District GO	5.000%	2/15/2030	4,055	4,103
	San Jacinto Community College District GO	5.000%	2/15/2032	2,000	2,020
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2042	3,825	3,943
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	4,490	4,630
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/2048	2,450	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sheldon Independent School District GO	4.000%	2/15/2050	3,630	3,089
[15]	Sheldon Independent School District GO	4.000%	2/15/2050	1,250	1,063
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,810	1,522
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/2043	500	473
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/2050	1,000	946
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2038	1,000	1,059
[15]	Southwest Independent School District GO	3.000%	2/1/2040	2,395	1,934
[15]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,179
[15]	Spring Branch Independent School District GO	4.000%	2/1/2041	3,150	3,030
	Spring Independent School District GO	4.000%	8/15/2041	5,000	4,708
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,006
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,650	1,707
[7]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	5,800	6,078
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,680	7,666
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	15,000	12,754
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.000%	9/1/2044	6,240	5,530
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.125%	9/1/2046	6,975	6,163
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,740	1,796
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	2,350	2,392
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/2049	10,525	10,524
	Taylor TX GO	4.125%	8/15/2049	1,515	1,316
	Taylor TX GO	4.125%	8/15/2050	1,615	1,395
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,140	2,095
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	2,760	2,779
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,490	1,528
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	355	364
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	140	141
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	1,810	1,849
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	3,055	3,202
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	3,515	3,712
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,310	10,926
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	2,650	2,812
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	8,575	9,092
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	25,500	27,137
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	12,560	13,639
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	11,790	12,408
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,123
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2050	2,000	2,072
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2055	3,250	3,352
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	1,000	1,014
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	1,040	1,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	5,000	5,024
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	2,045	2,047
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	6,500	6,480
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	1,000	992
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	7,500	7,368
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	1,000	976
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	3,715	3,602
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	3,190	3,070
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	1,000	954
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	2,150	2,036
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	3,165	2,973
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,000	915
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	4,000	3,629
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	3,135	2,816
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	9,320	9,773
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	7,275	7,588
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,050	2,833
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	3,225	2,945
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2038	500	520
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2042	500	505
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,500	2,525
	Texas State University System College & University Revenue	4.000%	3/15/2035	2,130	2,130
	Texas State University System College & University Revenue	4.000%	3/15/2049	5,205	4,437
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	3,100	3,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	3,305	3,472
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	2,230	2,232
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	7,000	7,100
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	11,590	11,704
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	6,000	6,038
	Texas Water Development Board Water Revenue	3.000%	10/15/2038	3,075	2,607
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	3,780	3,877
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	6,800	6,289
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	13,500	12,233
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	10,725	9,619
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	1,100	958
	Texas Water Development Board Water Revenue	4.000%	10/15/2046	1,135	974
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	1,685	1,420
	Texas Water Development Board Water Revenue	5.000%	10/15/2058	6,975	6,982
[15]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,482
[15]	Tomball Independent School District GO	3.875%	2/15/2043	4,810	4,271
[7,15]	Tomball Independent School District GO	5.000%	2/15/2044	3,815	3,906
[7,15]	Tomball Independent School District GO	5.000%	2/15/2045	1,500	1,531
	Travis County TX GO	5.000%	3/1/2039	5,000	5,148
	Travis County TX GO	3.000%	3/1/2040	1,000	802
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2041	700	723
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2043	825	842
	University of Houston College & University Revenue	4.000%	2/15/2030	4,610	4,613
	University of Houston College & University Revenue	3.000%	2/15/2034	10,605	9,931
	University of North Texas System College & University Revenue	5.000%	4/15/2036	1,000	1,105
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,000	1,092
	University of North Texas System College & University Revenue	5.000%	4/15/2044	3,890	3,904
[15]	Van Alstyne Independent School District GO	4.000%	2/15/2048	1,580	1,365
[15]	Victoria Independent School District GO	4.000%	2/15/2048	2,580	2,262
[15]	Vidor Independent School District GO	5.000%	2/15/2041	1,205	1,245
[15]	Waco Independent School District GO	4.000%	8/15/2041	3,195	3,040
[15]	Waco Independent School District GO	4.000%	8/15/2042	2,825	2,621
[15]	Waco Independent School District GO	4.125%	8/15/2053	1,100	947
	Waco TX GO	4.000%	2/1/2040	7,930	7,489
	Waco TX GO	4.000%	2/1/2041	8,260	7,676
	Waco TX GO	4.000%	2/1/2048	5,120	4,472
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/2038	3,860	4,077
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	5,235	5,476
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	2,000	1,643
[15]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,390	1,480
[15]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,520	1,589
[15]	Wichita Falls Independent School District GO	3.000%	2/1/2040	3,000	2,422
[15]	Ysleta Independent School District GO	4.000%	8/15/2050	10,000	8,363
					1,831,553
Utah (2.1%)
[2]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2053	2,000	1,942
	Bountiful UT Sales Tax Revenue	4.000%	7/1/2048	1,180	1,005
	Cache County School District GO	4.000%	6/15/2040	4,810	4,616
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2040	645	598
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2043	4,290	3,871
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2044	4,465	3,999
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	7,925	6,741
	Davis School District GO	4.000%	6/1/2041	6,055	5,741
	Davis School District GO	4.000%	6/1/2042	6,295	5,844
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2041	1,105	1,175
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2045	1,250	1,294
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (Seg Redevelopment Project)	5.250%	6/1/2042	510	537
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (Seg Redevelopment Project)	5.500%	6/1/2050	22,715	23,674
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (Seg Redevelopment Project)	5.500%	6/1/2055	36,180	37,617
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	440	468
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	620	649
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	1,410	1,468
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	1,820	1,884
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,530	2,638
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,675	3,802
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,355	3,451
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	3,390	3,434
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	9,500	9,588
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	5,000	5,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,003
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,120	2,111
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	8,735	8,850
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	3,755	3,746
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	11,035	11,008
[2]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	520	530
[2,6]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/29	0.000%	6/1/2055	3,619	2,944
	Millcreek UT Sales Tax Revenue	2.125%	6/1/2051	7,570	3,992
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2037	300	326
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2038	250	269
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2039	250	266
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2040	500	526
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2041	750	781
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2042	1,325	1,184
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2043	1,500	1,327
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2044	800	704
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/2045	3,000	2,222
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	5,405	4,814
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2036	5,810	5,857
	Salt Lake City Corp. GO	3.000%	6/15/2041	1,185	970
	Salt Lake City School District GO	5.000%	3/1/2036	7,065	7,969
	Salt Lake City School District GO	5.000%	3/1/2037	7,420	8,274
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2050	7,500	7,686
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,365	1,242
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,420	1,275
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,316
	University of Utah College & University Revenue	4.000%	8/1/2034	1,175	1,176
	University of Utah College & University Revenue	4.000%	8/1/2039	4,000	3,804
	University of Utah College & University Revenue	5.000%	8/1/2039	1,000	1,051
	University of Utah College & University Revenue	4.000%	8/1/2040	3,000	2,828
	University of Utah College & University Revenue	4.000%	8/1/2041	5,000	4,647
	University of Utah College & University Revenue	4.000%	8/1/2042	3,000	2,752
	University of Utah College & University Revenue	4.000%	8/1/2043	4,085	3,694
	University of Utah College & University Revenue	5.250%	8/1/2048	2,405	2,470
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2038	720	726
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	1,475	1,510
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2043	1,150	1,128
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2044	625	618
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/2050	5,795	3,945
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	6,535	7,168
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,670	1,836
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	3,185	3,511
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	29,795	33,207
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	6,125	6,854
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	6,005	6,826
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	7,405	8,459
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2042	7,140	7,426
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	12,100	12,653
[2]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	1,265	1,248
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	15,000	15,322
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/2044	3,125	3,144
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2041	3,660	3,385
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2042	3,810	3,468
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2043	3,960	3,564
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2044	1,970	1,745
					362,420
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	2,850	2,262
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	3,500	3,549
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/2050	2,505	2,117
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2052	5,250	5,264
	Vermont GO	4.000%	8/15/2040	3,135	3,052
					16,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia (1.9%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,000	983
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,750	1,691
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,250	1,191
	Arlington County VA GO	2.500%	8/15/2029	5,000	4,881
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,300	5,259
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,720	4,663
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	16,645	16,809
[2]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	5,711	4,445
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/2039	1,525	1,613
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/2036	2,000	1,809
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/2032	11,190	11,250
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2037	2,500	2,667
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2051	5,000	5,013
[2,8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,800	8,983
[8,11]	Freddie Mac Multifamily ML Certificates	4.156%	5/25/2041	9,907	9,356
[2,8]	Freddie Mac Multifamily ML Certificates	4.563%	4/25/2042	7,479	7,383
[8,11]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	7,879	6,772
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/2040	9,548	9,078
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.414%	8/25/2040	6,924	6,921
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.546%	10/25/2040	19,827	19,971
[8]	Freddie Mac Pool	3.600%	1/1/2041	7,368	6,629
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	24,000	24,170
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2064	1,735	1,770
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	10,000	10,989
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	700	618
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	8,660	8,576
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	2,825	2,379
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,000	1,026
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/2053	4,675	4,432
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,160	3,172
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2027	70	70
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/2053	855	891
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/2058	3,200	3,340
	Loudoun County Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	1.980%	6/1/2058	2,281	1,241
	Loudoun County VA GO	4.000%	12/1/2041	4,850	4,672
[2]	Newport News IDA Revenue	5.330%	7/1/2045	7,000	6,655
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,986	1,964
	Richmond VA GO	2.000%	7/15/2034	2,570	2,114
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/2042	500	459
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,299	2,188
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2041	1,405	1,319
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2042	2,000	1,840
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2043	1,890	1,716
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	2,570	2,784
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	2,035	2,193
	Virginia Beach VA Storm Water Utility Water Revenue	4.000%	11/15/2049	10,025	8,805
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	2,870	2,575
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	2,660	2,401
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	3,000	2,459
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,105
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	2,720	2,483
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	1,225	984
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2036	4,880	4,968
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2037	5,075	5,118
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2044	3,140	2,866
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2045	6,000	5,439
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2047	4,000	3,554
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2035	935	950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2038	905	884
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2039	4,450	4,209
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	1,410	1,362
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	8,450	8,087
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	3,000	2,788
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	8,050	6,768
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	2,525	2,538
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2054	4,000	3,933
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	9,205	9,237
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	4,795	5,048
					320,506
Washington (0.8%)
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	3,235	2,989
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2036	1,670	1,784
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,000	1,043
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2048	5,000	4,768
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	270	285
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	590	619
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	781
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	10,090	10,334
	King County School District No. 403 Renton GO	4.000%	12/1/2039	2,205	2,138
	King County School District No. 403 Renton GO	4.000%	12/1/2040	2,850	2,739
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/2047	2,385	2,479
[4]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	847
[4]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	829
[4]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	967
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/2039	2,475	2,331
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2042	1,200	1,104
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2041	2,390	2,243
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2049	3,585	3,631
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,950	1,971
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	4,000	4,121
	Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2050	4,275	4,401
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,703
	Washington GO	5.000%	6/1/2042	1,250	1,269
	Washington GO	5.000%	6/1/2042	20	21
	Washington GO	5.000%	2/1/2043	1,605	1,629
	Washington GO	5.000%	6/1/2047	3,365	3,401
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	5,000	4,450
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	1,830	1,577
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	8,750	7,294
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2050	1,400	1,165
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2042	975	793
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2046	2,205	1,723
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	8,000	8,142
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	130	120
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	1,000	1,042
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	4,460	3,342
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2048	1,000	941
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2048	5,500	4,578
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	28,460	26,731
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	8,855	8,018
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.085%	3/1/2050	5,472	5,033
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	2,000	1,996
[2]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/2053	3,000	3,144
	Washington State University College & University Revenue	5.000%	4/1/2039	2,695	2,895
					144,411
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	305	306
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2034	7,595	7,611
	West Virginia GO	5.000%	12/1/2045	1,000	1,010
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	3,080	3,161
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	4,000	4,216
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/2042	6,265	6,452
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	2,805	2,925
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,000	4,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	4,833
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2048	2,590	2,696
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2048	15,175	16,069
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	9,760	10,018
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	2,500	2,041
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	6,010	5,197
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,980	1,643
					72,232
Wisconsin (1.8%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2034	7,120	7,929
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2035	6,480	7,195
	Franklin Public School District GO	4.000%	4/1/2045	5,285	4,709
	Madison WI Metropolitan School District GO	4.000%	3/1/2036	2,460	2,471
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,920	1,994
	Milwaukee WI GO	3.000%	4/1/2032	4,820	4,572
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2038	1,915	2,002
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2039	1,100	1,143
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2040	800	829
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2041	1,000	1,031
[4]	Monona Grove WI School District GO	3.000%	5/1/2034	2,195	2,027
[4]	Monroe WI School District GO	5.000%	3/1/2037	775	813
[4]	Monroe WI School District GO	5.000%	3/1/2038	700	727
[4]	Monroe WI School District GO	4.000%	3/1/2039	1,855	1,792
	Neenah Joint School District GO	3.000%	3/1/2031	1,960	1,918
	Neenah Joint School District GO	3.000%	3/1/2032	3,735	3,620
[2]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	152
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2048	1,530	1,409
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	360	301
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2051	1,000	761
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	160	131
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	4,135	3,703
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,005	868
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	9,476	9,412
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,145	968
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,000	903
[2]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2040	815	772
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	5,000	4,470
[2]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	3,000	2,202
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	359
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	298
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	313
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	9,620	8,319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2046	8,000	6,015
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,700	2,039
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	6,250	5,229
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,414
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	1,500	1,080
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	11,500	9,474
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	1,125	776
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2055	820	799
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	1,200	1,156
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	3,000	3,033
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	3,249	3,193
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	2,670	1,325
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	4,704	4,714
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	14,325	14,370
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	16,536	16,601
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	8,291	7,726
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	3,000	2,794
[2]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	972
[4]	Racine Unified School District GO	5.000%	4/1/2041	1,215	1,252
[1]	Racine Unified School District GO	4.000%	4/1/2042	3,555	3,315
[1]	Racine Unified School District GO	4.000%	4/1/2044	2,565	2,317
[4]	Racine Unified School District GO	4.000%	4/1/2044	5,300	4,821
[4]	Racine Unified School District GO	4.000%	4/1/2045	1,400	1,254
[4]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	265	295
[4]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	200
	Sheboygan Area School District GO	3.000%	3/1/2042	1,700	1,351
	Sheboygan Area School District GO	3.000%	3/1/2043	1,755	1,367
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2049	1,800	1,785
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/2036	1,250	1,260
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/2039	1,500	1,434
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	1,000	1,008
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	1,080	1,086
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	15,000	15,068
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2034	5,630	5,633
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	5,055	5,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,600	1,546
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	15,000	14,360
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,000	4,764
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,022
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	700	706
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,930	2,912
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2044	1,305	1,307
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	3,765	3,228
[7]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	4,450	4,568
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	2,550	2,089
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2052	3,080	3,173
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	4,645	4,849
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	6,640	6,705
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,473
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,334
[2]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/2027	8,000	8,126
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	3,220	3,183
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	3,170	3,294
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	4,080	4,411
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,860	3,127
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	2,535	2,536
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,565
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,562
					305,306
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	35	34
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	660	505
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,410	2,624
					3,163
Total Tax-Exempt Municipal Bonds (Cost $17,206,013)					16,237,682
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	27,284	16,950
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	10,835	6,826
Total Taxable Municipal Bonds (Cost $23,773)					23,776

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.6%)
Investment Company (4.6%)
[16]	Vanguard Municipal Low Duration Fund (Cost $775,061)	2.827%	77,509,311	775,093
Total Investments (100.1%) (Cost $18,004,847)				17,036,551
Other Assets and Liabilities—Net (-0.1%)				(9,970)
Net Assets (100%)				17,026,581
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $417,334, representing 2.5% of net assets.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Step bond.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Securities with a value of $5,797 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(831)	(97,487)	(948)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	3,080	Buy	5-Year MMD AAA General Obligation Scale	3.460%	75	75	—
4/22/2026	MSCS	2,300	Buy	5-Year MMD AAA General Obligation Scale	3.460%	56	56	—
4/23/2026	JPMC	8,100	Buy	5-Year MMD AAA General Obligation Scale	3.380%	166	166	—
5/1/2026	BANA	4,310	Buy	10-Year MMD AAA General Obligation Scale	3.620%	(25)	—	(25)
5/6/2026	RBC	1,385	Buy	10-Year MMD AAA General Obligation Scale	3.620%	(8)	—	(8)
5/6/2026	MSCS	1,260	Buy	10-Year MMD AAA General Obligation Scale	3.640%	(5)	—	(5)
5/19/2026	RBC	2,236	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(59)	—	(59)
5/19/2026	MSCS	2,048	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(54)	—	(54)
5/26/2026	MSCS	7,800	Buy	10-Year MMD AAA General Obligation Scale	3.650%	(32)	—	(32)
						114	297	(183)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.

D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,237,682	—	16,237,682
Taxable Municipal Bonds	—	23,776	—	23,776
Temporary Cash Investments	775,093	—	—	775,093
Total	775,093	16,261,458	—	17,036,551
Derivative Financial Instruments
Assets
Swap Contracts	—	297	—	297
Liabilities
Futures Contracts[1]	(948)	—	—	(948)
Swap Contracts	—	(183)	—	(183)
Total	(948)	(183)	—	(1,131)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.